UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number     811-09205

       Advantage Advisers Xanthus Fund, L.L.C.

(Exact name of registrant as specified in charter)

85 Broad Street

                          New York, NY 10004
(Address of principal executive offices) (Zip code)

Pamela Poland Chen, Esq.
Kirkland & Ellis LLP
601 Lexington Avenue
                          New York, NY 10022
(Name and address of agent for service)

Registrant's telephone number, including area code: 212-667-4225

Date of fiscal year end: December 31

Date of reporting period: June 30, 2026

Item 1. Reports to Stockholders.

(a)	The Report to Shareholders is attached herewith.

Advantage Advisers
Xanthus Fund, L.L.C.
Financial Statements
For the Six Months Ended June 30, 2026

Advantage Advisers Xanthus Fund, L.L.C.
Financial Statements
For the Six Months Ended June 30, 2026
(Unaudited)

Advantage Advisers Xanthus Fund, L.L.C.

Statement of Assets, Liabilities and Members’ Capital (Unaudited)

June 30, 2026
Assets
Investments in securities, at fair value (cost $1,799,149,058)	$3,682,658,057
Purchased options, at fair value (cost $456,041,247)	429,803,028
Cash and cash equivalents (of which $17,648,807 is restricted cash)	63,927,686
Due from brokers (all of which is restricted cash)	917,787,403
Unrealized gain on total return swap contracts	255,983,312
Receivable for investment securities sold	93,903,945
Interest receivable	3,273,169
Dividends receivable	1,172,087
Other assets	251,958
Total assets	5,448,760,645
Liabilities
Securities sold, not yet purchased, at fair value (proceeds $1,769,087,473)	1,704,321,933
Payable for investment securities purchased	136,430,398
Withdrawals payable	112,316,790
Withdrawals payable to Special Advisory Member (see Notes 1 and 3)	1,868,252
Unrealized loss on total return swap contracts	81,087,016
Due to brokers (including Australian Dollars of $464 with a cost of $464, Euros of $9,375 with a cost of $9,375, Hong Kong Dollars of $24,894 with a cost of $24,894 and Japanese Yen of $21,867,880 with a cost of $21,867,880)	21,902,613
Dividends payable on securities sold, not yet purchased	2,131,489
Accounting and investor services fees payable	429,555
Accrued expenses	3,720,012
Total liabilities	2,064,208,058
Members’ Capital	$3,384,552,587
Members’ Capital
Represented by:
Net capital contributions	$392,234,053
Total earnings (loss)	2,992,318,534
Members’ Capital	$3,384,552,587
The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Portfolio Investments (Unaudited)

Shares			June 30, 2026 Fair Value
	Common Stock – 108.81%
	United States – 76.23%
	Aerospace / Defense – 1.52%
125,493	RTX Corp.		$23,809,787
20,809	TransDigm Group, Inc.		27,718,420
			51,528,207
	Aerospace / Defense - Equipment – 0.61%
45,121	General Electric Co.		16,863,071
119,842	Standardaero, Inc.*		3,584,474
			20,447,545
	Applications Software – 1.17%
105,850	Microsoft Corp.	(a)	39,484,167
	Building Products - Cement / Aggregate – 4.13%
284,302	CRH PLC	(a)	30,420,314
85,112	Martin Marietta Materials, Inc.	(a)	49,084,090
204,724	Vulcan Materials Co.		60,395,627
			139,900,031
	Chemicals - Specialty – 0.99%
376,338	Solstice Advanced Materials, Inc.*		33,343,547
	Coatings / Paint – 0.45%
44,435	The Sherwin-Williams Co.		15,299,859
	Commercial Services – 1.47%
56,050	Cintas Corp.	(a)	9,532,984
56,029	Quanta Services, Inc.		40,343,121
			49,876,105
	Commercial Services - Finance – 0.46%
26,883	S&P Global, Inc.	(a)	10,948,371
173,244	Toast, Inc., Class A*		4,819,648
			15,768,019
	Computer Aided Design – 4.64%
215,870	Cadence Design Systems, Inc.*	(a)	81,020,328
169,996	Synopsys, Inc.*	(a)	75,830,116
			156,850,444
	Computer Software – 1.81%
296,262	Twilio, Inc.	(a)	61,127,738
	E-Commerce / Products – 5.28%
748,916	Amazon.com, Inc.*	(a)	178,496,639
	E-Commerce / Services – 3.80%
130,579	DoorDash, Inc., Class A *		24,095,743
244,472	Expedia Group, Inc.		62,555,495
The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Portfolio Investments (Unaudited) (continued)

Shares			June 30, 2026 Fair Value
	Common Stock – (continued)
	United States – (continued)
	E-Commerce / Services – (continued)
582,506	Uber Technologies, Inc.*		$42,033,633
			128,684,871
	Electric - Generation – 1.40%
180,384	Constellation Energy Corp.	(a)	44,801,974
140,605	X-Energy, Inc.*		2,581,508
			47,383,482
	Electric - Integrated – 1.58%
464,510	Entergy Corp.	(a)	53,353,619
	Electronic Components - Semiconductors – 3.30%
279,979	Analog Devices, Inc.	(a)	111,199,259
	Electronic Connectors – 4.08%
783,843	Amphenol Corp., Class A		138,207,198
	Enterprise Software / Services – 0.46%
248,885	SS&C Technologies Holdings, Inc.		15,443,314
	Finance - Credit Card – 3.62%
105,155	Mastercard, Inc., Class A	(a)	54,007,608
198,835	Visa, Inc., Class A	(a)	68,218,300
			122,225,908
	Finance - Other Services – 0.90%
248,414	Intercontinental Exchange, Inc.	(a)	30,582,248
	Gas - Distributions – 0.66%
472,378	NiSource, Inc.		22,461,574
	Independent Power Producer – 1.27%
272,026	Vistra Corp.	(a)	43,151,484
	Internet Content - Entertainment – 3.86%
232,225	Meta Platforms, Inc., Class A	(a)	130,810,020
	Machinery - Electric Utilities – 3.59%
282,490	BWX Technologies, Inc.		54,986,679
199,102	Vertiv Holdings Co., Class A	(a)	66,663,332
			121,650,011
	Medical - Drugs – 0.35%
11,229	Madrigal Pharmaceuticals, Inc.*		6,029,412
525,929	ORIC Pharmaceuticals, Inc.*		5,695,811
			11,725,223
	Private Equity – 0.40%
321,007	The Carlyle Group, Inc.		13,517,605

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Portfolio Investments (Unaudited) (continued)

Shares			June 30, 2026 Fair Value
	Common Stock – (continued)
	United States – (continued)
	REITs - Diversified – 1.43%
46,533	Equinix, Inc.		$48,505,534
	Retail - Apparel / Shoes – 1.20%
82,487	Burlington Stores, Inc. *	(a)	26,131,882
68,333	Ross Stores, Inc.		14,544,679
			40,676,561
	Retail - Building Products – 0.19%
29,811	Lowe’s Cos., Inc.		6,573,027
	Retail - Major Department Stores – 1.69%
378,567	The TJX Cos., Inc.	(a)	57,352,901
	Retail - Restaurants – 0.39%
70,485	Chipotle Mexican Grill, Inc.*		2,396,490
68,086	Yum! Brands, Inc.	(a)	10,884,228
			13,280,718
	Semiconductor Equipment – 19.53%
210,985	Applied Materials, Inc.		152,542,155
461,340	KLA Corp.	(a)	139,190,891
394,274	Lam Research Corp.	(a)	170,850,752
148,649	MKS, Inc.		66,119,075
272,288	Teradyne, Inc.	(a)	131,743,826
			660,446,699
	Total United States (Cost $1,201,506,168)		$2,579,353,557

	Australia - 0.15%
	Metal - Diversified – 0.15%
413,778	Lynas Rare Earths, Ltd.		5,177,177
	Total Australia (Cost $4,414,812)		$5,177,177

	Canada – 0.73%
	Transport - Rail – 0.73%
286,766	Canadian Pacific Kansas City, Ltd.	(a)	24,848,274
	Total Canada (Cost $22,070,275)		$24,848,274

	China – 1.58%
	Auto - Cars / Light Trucks – 0.46%
1,680,800	BYD Co., Ltd., Class H		15,528,333
	E-Commerce / Products – 0.47%
169,267	Alibaba Group Holding, Ltd. – Sponsored ADR		16,246,247

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Portfolio Investments (Unaudited) (continued)

Shares		June 30, 2026 Fair Value
	Common Stock – (continued)
	China – (continued)
	Schools – 0.33%
241,967	New Oriental Education & Technology Group, Inc. – Sponsored ADR	$11,108,705
	Transport - Services – 0.32%
1,321,670	Full Truck Alliance Co., Ltd. – Sponsored ADR	10,731,960
	Total China (Cost $65,349,729)	$53,615,245

	Finland – 1.98%
	Networking Products – 1.98%
5,034,094	Nokia Oyj – Sponsored ADR	66,852,768
	Total Finland (Cost $62,437,746)	$66,852,768

	France – 7.08%
	Aerospace / Defense - Equipment – 7.08%
398,839	Airbus SE	88,708,806
382,810	Safran SA	150,995,002
	Total France (Cost $102,155,847)	$239,703,808

	Germany – 5.65%
	Aerospace / Defense – 0.67%
54,530	MTU Aero Engines AG	22,687,036
	Athletic Footwear – 0.54%
89,659	adidas AG	18,389,780
	Electronic Components - Semiconductors – 0.58%
210,984	Infineon Technologies AG	19,700,275
	Machinery - Electric Utilities – 3.86%
688,511	Siemens Energy AG	130,513,553
	Total Germany (Cost $68,126,301)	$191,290,644

	Hong Kong – 0.23%
	Casino Hotels – 0.23%
2,055,000	Galaxy Entertainment Group, Ltd.	7,709,477
	Total Hong Kong (Cost $10,448,569)	$7,709,477

	Japan – 6.19%
	Audio / Video Products – 1.36%
2,287,700	Sony Group Corp.	46,169,242

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Portfolio Investments (Unaudited) (continued)

Shares			June 30, 2026 Fair Value
	Common Stock – (continued)
	Japan – (continued)
	Chemicals - Diversified – 1.75%
381,600	Resonac Holdings Corp.		$41,558,653
407,100	Shin-Etsu Chemical Co., Ltd.		17,553,957
			59,112,610
	Electronic Components - Semiconductors – 3.08%
189,000	Kioxia Holdings Corp.*		104,288,694
	Total Japan (Cost $114,192,508)		$209,570,546

	Sweden – 0.38%
	Internet Content - Entertainment – 0.38%
28,131	Spotify Technology SA		12,915,786
	Total Sweden (Cost $14,044,723)		$12,915,786

	Taiwan – 7.05%
	Electronic Components - Semiconductors – 0.97%
98,558	Silicon Motion Technology Corp. – Sponsored ADR		32,852,338
	Semiconductor Components - Integrated Circuits – 6.08%
431,039	Taiwan Semiconductor Manufacturing Co., Ltd. – Sponsored ADR		205,851,295
	Total Taiwan (Cost $99,524,787)		$238,703,633

	United Kingdom – 0.85%
	Electronic Components - Miscellaneous – 0.85%
169,815	nVent Electric PLC		28,802,322
	Total United Kingdom (Cost $28,342,231)		$28,802,322

	Uruguay – 0.71%
	E-Commerce / Services – 0.71%
14,207	MercadoLibre, Inc.*	(a)	24,114,820
	Total Uruguay (Cost $6,535,362)		$24,114,820
	Total Common Stock (Cost $1,799,149,058)		$3,682,658,057
	Total Investments in Securities (Cost $1,799,149,058) – 108.81%		$3,682,658,057
	Total Purchased Options (Cost $456,041,247) – 12.70%		429,803,028
	Total Securities Sold, Not Yet Purchased (Proceeds $1,769,087,473) – (50.36)%		(1,704,321,933)
	Other Assets, in Excess of Liabilities – 28.85%**		976,413,435
	Members’ Capital – 100.00%		$3,384,552,587

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Portfolio Investments (Unaudited) (continued)

(a)
Partially or wholly held in a pledge account at the Bank of New York Mellon (“Custodian”), the assets of which are pledged as collateral for securities sold, not yet purchased.

*
Non-income producing security

**
Includes $63,927,686 invested in U.S. Dollar Cash Reserve Account held by the Custodian, which is 1.89% of Members’ Capital. $17,648,807 of that amount is held as restricted cash and are in a segregated account with the Custodian, as collateral for swap contracts and securities sold short, not yet purchased, in each case as at June 30, 2026.

ADR
American Depository Receipt

REIT
Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Portfolio Investments (Unaudited) (concluded)

Investments in Securities – By Industry	June 30, 2026 Percentage of Members’ Capital (%)
Aerospace / Defense	2.19
Aerospace / Defense - Equipment	7.69
Applications Software	1.17
Athletic Footwear	0.54
Audio / Video Products	1.36
Auto - Cars / Light Trucks	0.46
Building Products - Cement / Aggregate	4.13
Casino Hotels	0.23
Chemicals - Diversified	1.75
Chemicals - Specialty	0.99
Coatings / Paint	0.45
Commercial Services	1.47
Commercial Services - Finance	0.46
Computer Aided Design	4.64
Computer Software	1.81
E-Commerce / Products	5.75
E-Commerce / Services	4.51
Electric - Generation	1.40
Electric - Integrated	1.58
Electronic Components - Miscellaneous	0.85
Electronic Components - Semiconductors	7.93
Electronic Connectors	4.08
Investments in Securities – By Industry	June 30, 2026 Percentage of Members’ Capital (%)
Enterprise Software / Services	0.46
Finance - Credit Card	3.62
Finance - Other Services	0.90
Gas - Distributions	0.66
Independent Power Producer	1.27
Internet Content - Entertainment	4.24
Machinery - Electric Utilities	7.45
Medical - Drugs	0.35
Metal - Diversified	0.15
Networking Products	1.98
Private Equity	0.40
REITs - Diversified	1.43
Retail - Apparel / Shoes	1.20
Retail - Building Products	0.19
Retail - Major Department Stores	1.69
Retail - Restaurants	0.39
Schools	0.33
Semiconductor Components - Integrated Circuits	6.08
Semiconductor Equipment	19.53
Transport - Rail	0.73
Transport - Services	0.32
Total Investments in Securities	108.81%

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Purchased Options (Unaudited)

Notional Amount (USD)	Contracts	Expiration Date Strike Price		June 30, 2026 Fair Value
			Purchased Options – 12.70%
			Equity Options – 12.68%
			Equity Call Options – 9.52%
			United States – 7.64%
			Applications Software – 0.13%
$107,250,000	2,750	8/21/2026 $390	Microsoft Corp.	$4,530,625
			Auto-Cars / Light Trucks – 0.17%
79,926,000	1,903	8/21/2026 $420	Tesla, Inc.	5,813,665
			Casino Hotels – 0.09%
10,695,000	2,139	9/18/2026 $50	Las Vegas Sands Corp.	386,090
20,925,000	2,325	9/18/2026 $90	Wynn Resorts, Ltd.	2,638,875
				3,024,965
			Computers – 0.23%
120,042,000	4,212	9/18/2026 $285	Apple, Inc.	7,718,490
			E-Commerce / Products – 0.12%
30,932,000	1,406	9/18/2026 $220	Amazon.com, Inc.	4,073,885
			E-Commerce / Services – 0.73%
70,838,880	4,362	10/16/2026 $162.40	Booking Holdings, Inc.	11,515,680
42,224,000	2,912	9/18/2026 $145	DoorDash, Inc., Class A	13,286,000
				24,801,680
			Electronic Components - Semiconductors – 5.19%
107,198,000	2,821	8/21/2026 $380	Advanced Micro Devices, Inc.	59,452,574

149,732,000	3,652	10/16/2026 $410	Broadcom, Inc.	11,038,170
95,998,500	9,846	9/18/2026 $97.50	Intel Corp.	47,679,255
113,887,500	15,185	9/18/2026 $75	Microchip Technology, Inc.	31,281,100

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Purchased Options (Unaudited) (continued)

Notional Amount (USD)	Contracts	Expiration Date Strike Price		June 30, 2026 Fair Value
			Purchased Options – (continued)
			Equity Options – (continued)
			Equity Call Options – (continued)
			United States – (continued)
			Electronic Components - Semiconductors – (continued)
$13,149,500	1,547	9/18/2026 $85	Microchip Technology, Inc.	$2,227,680

214,662,000	11,298	9/18/2026 $190	NVIDIA Corp.	24,149,475
				175,828,254
			Enterprise Software / Services – 0.06%
109,321,500	7,053	9/18/2026 $155	Palantir Technologies, Inc.	2,038,317
			Hotels & Motels – 0.41%
50,010,000	1,667	9/18/2026 $300	Hilton Worldwide Holdings, Inc.	6,701,340

45,804,000	1,388	9/18/2026 $330	Marriott International Inc., Class A	6,960,820
				13,662,160
			Telecommunication Equipment Fiber Optics – 0.51%
20,076,000	1,434	9/18/2026 $140	Corning, Inc.	17,254,605
			Total United States (Cost $258,253,074)	$258,746,646
			Canada – 0.41%
			Internet Application Software – 0.41%
		9/18/2026
63,470,000	6,347	$100	Shopify, Inc.	13,804,725
			Total Canada (Cost $12,268,897)	$13,804,725
			Taiwan – 0.59%
			Semiconductor Components – Integrated
			Circuits – 0.59%
83,800,000	2,095	9/18/2026 $400	Taiwan Semiconductor Manufacturing Co., Ltd. – Sponsored ADR	20,002,013
			Total Taiwan (Cost $17,457,983)	$20,002,013

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Purchased Options (Unaudited) (continued)

Notional Amount (USD)	Contracts	Expiration Date Strike Price		June 30, 2026 Fair Value
			Purchased Options – (continued)
			Equity Options – (continued)
			Equity Call Options – (continued)
			United Kingdom – 0.88%
			Electronic Components - Semiconductors – 0.88%
		8/21/2026
$50,031,000	1,853	$270	ARM Holdings PLC	$19,072,003
		8/21/2026
38,010,000	1,267	$300	ARM Holdings PLC	10,623,795
			Total United Kingdom (Cost $25,658,992)	$29,695,798
			Total Equity Call Options (Cost $313,638,946)	$322,249,182
			Equity Put Options – 3.16%
			United States – 3.16%
			Applications Software – 0.19%
		8/21/2026
50,232,000	1,196	$420	Microsoft Corp.	6,356,740
			Growth & Income - Large Cap – 0.66%
		9/18/2026
812,098,000	12,212	$665	SPDR S&P 500 ETF Trust	5,318,326
		12/18/2026
1,043,790,000	15,815	$660	SPDR S&P 500 ETF Trust	16,803,437
				22,121,763
			Sector Fund - Technology – 1.97%
		12/18/2026
1,629,210,000	24,685	$660	Invesco QQQ Trust Series 1	55,430,167
		12/18/2026
287,776,000	4,232	$680	Invesco QQQ Trust Series 1	11,530,084
				66,960,251
			Semiconductor Equipment – 0.34%
		9/18/2026
59,136,000	2,640	$224	KLA Corp.	3,946,800
		9/18/2026
107,610,000	3,165	$340	Lam Research, Corp.	7,493,138
				11,439,938
			Total United States (Cost $141,499,850)	$106,878,692
			Total Equity Put Options (Cost $141,499,850)	$106,878,692
			Total Equity Options (Cost $455,138,796)	$429,127,874

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Purchased Options (Unaudited) (continued)

Notional Amount (USD)	Contracts	Expiration Date Strike Price		June 30, 2026 Fair Value
			Purchased Options – (continued)
			Currency Put Options – 0.02%
			United States – 0.02%
		12/18/2026
$1,695,690	30,012,220	$5.65	USD-BRL	$674,279
		12/18/2026
2,197,622	29,498,281	$7.45	USD-CNH	875
			Total United States (Cost $902,451)	$675,154
			Total Currency Put Options (Cost $902,451)	$675,154
			Total Purchased Options (Cost $456,041,247)	$429,803,028

ADR
American Depository Receipt

BRL
Brazilian Real

CNH
Chinese Renminbi Yuan

ETF
Exchange-Traded Fund

SPDR
Standard & Poor’s Depository Receipt

USD
United States Dollar

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Purchased Options (Unaudited) (concluded)

Purchased Options – By Industry	June 30, 2026 Percentage of Members’ Capital (%)
Applications Software	0.32
Auto - Cars / Light Trucks	0.17
Casino Hotels	0.09
Computers	0.23
Currency	0.02
E-Commerce / Products	0.12
E-Commerce / Services	0.73
Electronic Components - Semiconductors	6.07
Purchased Options – By Industry	June 30, 2026 Percentage of Members’ Capital (%)
Enterprise Software / Services	0.06
Growth & Income - Large Cap	0.66
Hotels & Motels	0.41
Internet Application Software	0.41
Sector Fund - Technology	1.97
Semiconductor Components - Integrated Circuits	0.59
Semiconductor Equipment	0.34
Telecommunication Equipment Fiber Optics	0.51
Total Purchased Options	12.70%

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Securities Sold, Not Yet Purchased (Unaudited)

Shares		June 30, 2026 Fair Value
	Securities Sold, Not Yet Purchased – 50.36%
	Common Stock – 50.36%
	United States – 37.95%
	Advertising Agencies – 0.56%
260,393	Omnicom Group, Inc.	$18,964,422
	Appliances – 0.22%
192,790	Whirlpool Corp.	7,599,782
	Applications Software – 0.09%
56,144	Elastic NV*	3,201,331
	Auto - Cars / Light Trucks – 1.49%
119,558	Tesla, Inc.*	50,286,094
	Beverages - Non-Alcoholic – 0.19%
66,747	Monster Beverage Corp.*	6,415,722
	Brewery – 0.64%
98,781	Constellation Brands, Inc.	13,739,449
196,503	Molson Coors Beverage Co.	7,655,757
		21,395,206
	Cable / Satellite TV – 0.47%
112,151	Charter Communications, Inc., Class A*	15,948,994
	Cellular Telecommunications – 0.85%
172,344	T-Mobile US, Inc.	28,907,259
	Commercial Banks – 0.94%
810,470	Regions Financial Corp.	24,476,194
352,638	Valley National Bancorp.	5,166,147
48,575	Bank OZK	2,530,272
		32,172,613
	Commercial Services - Finance – 1.31%
215,589	Global Payments, Inc.	15,643,138
299,809	H&R Block, Inc.	11,416,727
398,280	PayPal Holdings, Inc.*	17,197,730
		44,257,595
	Computer Data Security – 1.30%
105,955	Fortinet, Inc.*	16,276,807
87,105	Qualys, Inc.*	11,976,066
89,809	Rapid7, Inc.*	727,453
144,458	Tenable Holdings, Inc.*	5,327,611
70,628	Zscaler, Inc.	9,969,142
		44,277,079
	Computer Graphics – 0.28%
527,462	Figma, Inc.*	9,541,788
	Computer Services – 0.49%
148,779	Cognizant Technology Solutions Corp., Class A	5,762,211
84,617	Gartner, Inc.*	10,968,056
		16,730,267
The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Securities Sold, Not Yet Purchased (Unaudited) (continued)

Shares		June 30, 2026 Fair Value
	Common Stock – (continued)
	United States – (continued)
	Computer Software – 0.32%
272,361	Dropbox, Inc., Class A*	$7,481,757
35,264	SentinelOne, Inc.*	598,430
79,449	Teradata Corp.*	2,752,908
		10,833,095
	Consumer Products - Miscellaneous – 0.23%
70,106	Kimberly-Clark Corp.	7,695,536
	Cosmetics & Toiletries – 0.41%
94,643	Procter & Gamble Co.	13,878,450
	Data Processing / Management – 0.49%
13,831	Fair Isaac Corp.*	16,525,002
	Diversified Manufacturing Operations – 1.25%
156,410	Illinois Tool Works, Inc.	42,304,213
	E-Commerce / Products – 0.32%
144,909	Etsy, Inc.*	10,915,995
	Electric Products - Miscellaneous – 0.91%
214,262	Emerson Electric Co.	30,671,605
	Electronic Components - Miscellaneous – 1.10%
71,477	Hubbell Inc.	37,396,766
	Electronic Components - Semiconductors – 6.40%
42,268	Advanced Micro Devices, Inc.*	24,553,904
449,469	Broadcom, Inc.	169,786,914
232,083	ON Semiconductor Corp.*	21,941,127
		216,281,945
	Electronic Forms – 0.60%
98,404	Adobe, Inc.*	20,174,788
	Enterprise Software / Services – 1.13%
326,371	Palantir Technologies, Inc.*	38,077,705
	E-Services / Consulting – 0.20%
49,126	CDW Corp.	6,909,081
	Finance - Credit Card – 0.25%
42,063	Capital One Financial Corp.	8,438,679
	Food - Miscellaneous / Diversified – 1.25%
453,790	Campbell Soup Co.	10,105,903
215,922	Conagra Brands, Inc.	2,906,310
459,335	General Mills, Inc.	15,984,858
563,633	The Kraft Heinz Co.	13,313,011
		42,310,082
	Hotels & Motels – 0.93%
211,138	Choice Hotels International, Inc.	23,282,187
97,549	Wyndham Hotels & Resorts, Inc.	8,214,601
		31,496,788

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Securities Sold, Not Yet Purchased (Unaudited) (continued)

Shares		June 30, 2026 Fair Value
	Common Stock – (continued)
	United States – (continued)
	Insurance Brokers – 0.33%
67,707	Marsh & McLennan Cos., Inc.	$11,284,726
	Investment Management / Advisory Services – 1.48%
266,113	Franklin Resources, Inc.	8,853,580
360,230	T. Rowe Price Group, Inc.	40,954,549
		49,808,129
	Machinery - Electric Utilities – 3.42%
98,460	GE Vernova, Inc.	115,676,715
	Medical - Biomedical / Genetics – 0.38%
35,418	Amgen, Inc.	12,825,566
	Medical - Drugs – 0.59%
78,323	Johnson & Johnson	19,891,692
	Private Equity – 0.83%
239,116	Blackstone, Inc.	28,136,780
	REITs - Office Property – 0.68%
126,253	Brandywine Realty Trust	400,222
115,549	BXP, Inc.	7,662,054
538,452	Douglas Emmett, Inc.	6,353,734
14,598	Hudson Pacific Properties, Inc.	221,744
121,579	Kilroy Realty Corp.	4,555,565
70,665	SL Green Realty Corp.	3,658,327
		22,851,646
	REITs - Storage – 1.08%
98,702	Extra Space Storage, Inc.	14,341,401
70,097	Public Storage	22,312,576
		36,653,977
	Retail - Home Furnishings – 0.14%
209,892	Bath & Body Works, Inc.	4,854,802
	Retail - Miscellaneous / Diversified – 0.12%
278,261	Sally Beauty Holdings, Inc.*	3,934,611
	Retail - Regional Department Stores – 0.54%
408,790	Kohl’s Corp.	7,243,759
478,796	Macy’s, Inc.	11,275,646
		18,519,405
	Semiconductor Equipment – 3.07%
158,239	VanEck Semiconductor ETF	103,787,377
	Telephone - Integrated – 0.31%
508,777	AT&T, Inc.	10,531,684
	Transport - Services – 0.36%
111,942	United Parcel Service, Inc.	12,033,765
	Total United States (Proceeds $1,348,897,450)	$1,284,398,757

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Securities Sold, Not Yet Purchased (Unaudited) (continued)

Shares		June 30, 2026 Fair Value
	Common Stock – (continued)
	Belgium – 0.24%
	Brewery – 0.24%
98,251	Anheuser-Busch InBev SA/NV ADR	$8,095,882
	Total Belgium (Proceeds $6,002,734)	$8,095,882
	Canada – 2.16%
	Apparel Manufacturers – 0.04%
25,890	Gildan Activewear, Inc.	1,335,924
	Enterprise Software / Services – 0.08%
114,707	Open Text Corp.	2,540,760
	Internet Application Software – 1.79%
530,978	Shopify, Inc.	60,627,067
	Medical - Drugs – 0.00%
5,010	Canopy Growth Corp.*	4,760
	Private Equity – 0.25%
205,344	Brookfield Corp.	8,745,601
	Total Canada (Proceeds $87,906,950)	$73,254,112
	China – 1.07%
	Auto - Cars / Light Trucks – 0.28%
638,025	NIO, Inc. - Sponsored ADR*	3,228,407
454,765	XPeng, Inc. - Sponsored ADR*	6,021,089
		9,249,496
	Internet Content - Information / Network – 0.44%
362,272	Bilibili, Inc. - Sponsored ADR*	6,169,492
1,680,800	Kuaishou Technology	8,916,199
		15,085,691
	Retail - Drug Stores – 0.02%
664,645	Ping An Healthcare and Technology Co., Ltd.	591,583
	Wireless Equipment – 0.33%
4,089,000	Xiaomi Corp., Class A*	11,283,524
	Total China (Proceeds $51,338,076)	$36,210,294
	France – 0.82%
	Computer Services – 0.44%
144,816	Capgemini SE	14,563,373
	Cosmetics & Toiletries – 0.18%
14,106	L’Oreal SA	6,187,273
	Power Conversion / Supply Equipment – 0.20%
21,157	Schneider Electric SE	6,903,483
	Total France (Proceeds $36,135,198)	$27,654,129

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Securities Sold, Not Yet Purchased (Unaudited) (continued)

Shares		June 30, 2026 Fair Value
	Common Stock – (continued)
	Germany – 0.35%
	Auto - Cars / Light Trucks – 0.22%
112,526	Bayerische Motoren Werke AG	$7,366,555
	Enterprise Software / Services – 0.13%
28,211	SAP SE - Sponsored ADR	4,347,597
	Total Germany (Proceeds $13,975,899)	$11,714,152
	Hong Kong – 0.11%
	Electric - Integrated – 0.11%
523,000	Power Assets Holdings, Ltd.	3,808,099
	Total Hong Kong (Proceeds $3,529,239)	$3,808,099
	Ireland – 1.66%
	Computer Services – 0.27%
72,489	Accenture PLC, Class A	9,020,531
	Electronic Components - Miscellaneous – 0.34%
56,402	TE Connectivity PLC	11,371,207
	Power Conversion / Supply Equipment – 1.05%
83,880	Eaton Corp. PLC	35,742,946
	Total Ireland (Proceeds $66,636,396)	$56,134,684
	Israel – 0.43%
	Applications Software – 0.06%
28,195	Monday.com, Ltd.*	2,041,036
	Auto / Truck Parts & Equipment - Original – 0.08%
270,647	Mobileye Global, Inc., Class A*	2,619,863
	Computer Data Security – 0.29%
75,794	Check Point Software Technologies, Ltd.*	9,961,605
	Total Israel (Proceeds $23,841,638)	$14,622,504
	Italy – 0.72%
	Auto - Cars / Light Trucks – 0.72%
65,467	Ferrari NV	24,372,709
	Total Italy (Proceeds $26,563,842)	$24,372,709
	Netherlands – 0.07%
	Auto - Cars / Light Trucks – 0.07%
423,166	Stellantis NV	2,428,973
	Total Netherlands (Proceeds $3,985,253)	$2,428,973
	Switzerland – 0.54%
	Computer - Peripheral Equipment – 0.20%
70,881	Logitech International SA	6,665,649
	Medical - Drugs – 0.34%
73,012	Novartis AG - Sponsored ADR	11,442,441
	Total Switzerland (Proceeds $15,691,941)	$18,108,090

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Securities Sold, Not Yet Purchased (Unaudited) (continued)

Shares		June 30, 2026 Fair Value
	Common Stock – (continued)
	United Kingdom – 4.24%
	Beverages - Wine / Spirits – 0.45%
189,485	Diageo PLC	$15,230,804
	Electronic Components - Semiconductors – 3.79%
361,815	ARM Holdings PLC - Sponsored ADR*	128,288,744
	Total United Kingdom (Proceeds $84,582,857)	$143,519,548
	Total Common Stock (Proceeds $1,769,087,473)	$1,704,321,933
	Total Securities Sold, Not Yet Purchased (Proceeds $1,769,087,473)	$1,704,321,933

*
Non-income producing security

ADR
American Depository Receipt

ETF
Exchange-Traded Fund

REIT
Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Securities Sold, Not Yet Purchased (Unaudited) (concluded)

Securities Sold, Not Yet Purchased – By Industry	June 30, 2026 Percentage of Members’ Capital (%)
Advertising Agencies	0.56
Apparel Manufacturers	0.04
Appliances	0.22
Applications Software	0.15
Auto / Truck Parts & Equipment ‑ Original	0.08
Auto - Cars / Light Trucks	2.78
Beverages - Non-Alcoholic	0.19
Beverages - Wine / Spirits	0.45
Brewery	0.88
Cable / Satellite TV	0.47
Cellular Telecommunications	0.85
Commercial Banks	0.94
Commercial Services - Finance	1.31
Computer Data Security	1.59
Computer Graphics	0.28
Computer Services	1.20
Computer Software	0.32
Computer - Peripheral Equipment	0.20
Consumer Products - Miscellaneous	0.23
Cosmetics & Toiletries	0.59
Data Processing / Management	0.49
Diversified Manufacturing Operations	1.25
E-Commerce / Products	0.32
Electric Products - Miscellaneous	0.91
Electric - Integrated	0.11
Electronic Components - Miscellaneous	1.44
Electronic Components - Semiconductors	10.19
Securities Sold, Not Yet Purchased – By Industry	June 30, 2026 Percentage of Members’ Capital (%)
Electronic Forms	0.60
Enterprise Software / Services	1.34
E-Services / Consulting	0.20
Finance - Credit Card	0.25
Food - Miscellaneous / Diversified	1.25
Hotels & Motels	0.93
Insurance Brokers	0.33
Internet Application Software	1.79
Internet Content - Information / Network	0.44
Investment Management / Advisory Services	1.48
Machinery - Electric Utilities	3.42
Medical - Biomedical / Genetics	0.38
Medical - Drugs	0.93
Power Conversion / Supply Equipment	1.25
Private Equity	1.08
REITs - Office Property	0.68
REITs - Storage	1.08
Retail - Drug Stores	0.02
Retail - Home Furnishings	0.14
Retail - Miscellaneous / Diversified	0.12
Retail - Regional Department Stores	0.54
Semiconductor Equipment	3.07
Telephone - Integrated	0.31
Transport - Services	0.36
Wireless Equipment	0.33
Total Securities Sold, Not Yet Purchased	50.36%

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Swap Contracts (Unaudited)

Industry	Reference Company	Counterparty	Expiration Date	Trade Date	Spread*	Payment Frequency	Number of Contracts Long/ (Short)*****	Notional Amount	Unrealized Gain**
Swap Contracts – 5.17%
Total Return Swap Contracts - Unrealized Gain – 7.57%
United States – 4.84%
Private Equity	The Carlyle Group, Inc.	Morgan Stanley	06/03/2027	11/16/2017	+0.45%	Termination	503,933	$9,271,574	$13,892,033
Web Portals / ISP	Alphabet, Inc., Class A	Morgan Stanley	06/03/2027	07/08/2011	+0.45%	Termination	476,287	15,087,361	149,911,887
Total United States								$24,358,935	$163,803,920
Japan – 0.26%
Audio / Video Products	Sharp Corp.	Morgan Stanley	12/24/2026	08/03/2012	-0.40%	Termination	(1,047,900)	(9,745,536)	6,968,766
Office Automation & Equipment	Canon, Inc.	Morgan Stanley	12/24/2026	03/31/2020	-0.40%	Termination	(1,025,100)	(27,554,989)	1,681,824
Office Automation & Equipment	Ricoh Co., Ltd.	Morgan Stanley	12/24/2026	05/24/2012	-0.40%	Termination	(836,200)	(7,290,698)	162,145
Total Japan								$(44,591,223)	$8,812,735
South Korea – 0.03%
Engine-Internal Combustion	Doosan Corp.	Morgan Stanley	03/01/2028	02/25/2026	+0.90%	Termination	30,947	28,560,513	865,570
Total South Korea								$28,560,513	$865,570
Spain – 0.06%
Building - Heavy Construction	Cellnex Telecom SA	Morgan Stanley	01/04/2027	05/06/2015	+0.65%	Termination	252,566	4,132,788	2,105,753
Total Spain								$4,132,788	$2,105,753
Sweden – 0.04%
Auto - Cars/Light Trucks	Volvo Car AB, Class B	Morgan Stanley	01/04/2027	10/24/2022	-2.50%	Termination	(856,116)	(2,764,153)	$1,240,994
Total Sweden								$(2,764,153)	$1,240,994
Taiwan – 0.56%
Power Conversion / Supply Equipment	Delta Electronics, Inc.	Morgan Stanley	01/27/2027	06/14/2023	+1.25%	Termination	374,000	3,650,420	18,895,582
Total Taiwan								$3,650,420	$18,895,582
United Kingdom – 1.78%
Aerospace / Defense	Rolls-Royce Holdings PLC	Morgan Stanley	12/16/2026	05/28/2024	+0.65%	Termination	4,752,322	28,976,904	59,923,887
Food - Retail	Marks & Spencer Group PLC	Morgan Stanley	12/16/2026	02/16/2016	-0.30%	Termination	(864,523)	(4,396,640)	334,871
Total United Kingdom								$24,580,264	$60,258,758
Total Return Swap Contracts - Unrealized Gain***								$37,927,544	$255,983,312
The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Swap Contracts (Unaudited) (continued)

Industry	Reference Company	Counterparty	Expiration Date	Trade Date	Spread*	Payment Frequency	Number of Contracts Long/ (Short)*****	Notional Amount	Unrealized Loss**
Swap Contracts – (continued)
Total Return Swap Contracts - Unrealized Loss – (2.40%)
Australia – (0.09%)
Commercial Banks Non-US	Commonwealth Bank of Australia	Morgan Stanley	12/29/2026	02/24/2016	-0.40%	Termination	(296,216)	$(30,535,555)	$(3,146,884)
Total Australia								$(30,535,555)	$(3,146,884)
Brazil – (0.01%)
Finance - Other Services	B3 SA-Brasil Bolsa Balcao	Morgan Stanley	02/01/2029	01/30/2019	+1.00%	Termination	4,501,200	12,123,282	(494,491)
Total Brazil								$12,123,282	$(494,491)
Denmark – (0.18%)
Transport - Services	DSV A/S	Morgan Stanley	01/04/2027	12/29/2025	+0.65%	Termination	141,055	39,111,122	(6,239,101)
Total Denmark								$39,111,122	$(6,239,101)
Italy – (0.02%)
Wire & Cable Products	Prysmian SpA	Morgan Stanley	01/04/2027	05/06/2026	+0.65%	Termination	56,422	9,913,682	(551,786)
Total Italy								$9,913,682	$(551,786)
Japan – (1.87%)
Semiconductor Equipment	Advantest Corp.	Morgan Stanley	12/24/2026	08/26/2011	-0.40%	Termination	(576,400)	(93,573,214)	(20,210,471)
Semiconductor Equipment	Tokyo Electron, Ltd.	Morgan Stanley	12/24/2026	11/10/2020	-0.40%	Termination	(162,500)	(34,053,070)	(42,729,157)
Total Japan								$(127,626,284)	$(62,939,628)
Taiwan – (0.14%)
Audio / Video Products	Lite-On Technology Corp.	Morgan Stanley	01/27/2027	05/07/2026	+1.25%	Termination	2,439,000	18,289,912	(1,372,320)
Computers - Peripheral Equipment	Innolux Display Corp.	Morgan Stanley	01/27/2027	03/18/2010	-4.00%	Termination	(1,402,000)	(1,097,724)	(1,934,779)
Electronic Components - Miscellaneous	AUO Corp.	Morgan Stanley	01/27/2027	07/26/2012	-16.00%	Termination	(2,649,200)	(1,838,231)	(1,336,242)
Total Taiwan								$15,353,957	$(4,643,341)
United Kingdom – (0.09%)
Aerospace / Defense	Bae Systems PLC	Morgan Stanley	12/16/2026	02/19/2026	+0.65%	Termination	496,743	14,505,280	(2,407,962)
Cosmetics & Toiletries	Unilever PLC	Morgan Stanley	01/04/2027	12/23/2019	-0.35%	Termination	(259,898)	(15,106,284)	(663,823)
Total United Kingdom								$(601,004)	$(3,071,785)
Total Return Swap Contracts - Unrealized Loss****								$(82,260,800)	$(81,087,016)
Total Swap Contracts - net								$(44,333,256)	$174,896,296

*
The financing rate is based on the Daily Fed Funds Effective Rate of 3.63% +/- the Spread. The financing rate is variable and the rate is indicated as of June 30, 2026.

**
The fair value of the Total Return Swap Contracts is the same as the unrealized gain/(loss). For this reason, fair value has not been separately shown. Additionally, there were no upfront payments or receipts related to any of the Total Return Swap Contracts.

***
Includes all Total Return Swap Contracts in a gain position. The unrealized gain on these contracts are included as part of unrealized gain on Total Return Swap Contracts in the Statement of Assets, Liabilities, and Members’ Capital.

****
Includes all Total Return Swap Contracts in a loss position. The unrealized loss on these contracts are included as part of unrealized loss on Total Return Swap Contracts in the Statement of Assets, Liabilities, and Members’ Capital.

*****
The Company is the receiver of the total returns of the underlying shares for long contracts and delivers the total returns of the underlying shares for short contracts.

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Swap Contracts (Unaudited) (concluded)

Swap Contracts – By Industry	June 30, 2026 Percentage of Members’ Capital (%)
Aerospace / Defense	1.70
Audio / Video Products	0.17
Auto - Cars / Light Trucks	0.04
Building - Heavy Construction	0.06
Commercial Banks Non-US	(0.09)
Computers - Peripheral Equipment	(0.06)
Cosmetics & Toiletries	(0.02)
Electronic Components - Miscellaneous	(0.04)
Engine - Internal Combustion	0.03
Swap Contracts – By Industry	June 30, 2026 Percentage of Members’ Capital (%)
Finance - Other Services	(0.01)
Food - Retail	0.01
Office Automation & Equipment	0.05
Power Conversion / Supply Equipment	0.56
Private Equity	0.41
Semiconductor Equipment	(1.87)
Transport - Services	(0.18)
Web Portals / ISP	4.43
Wire & Cable Products	(0.02)
Total in Swap Contracts	5.17%

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Statement of Operations (Unaudited)

Six Months Ended June 30, 2026
Investment income
Interest	$18,008,090
Dividends (net of withholding taxes of $1,547,247)	13,024,641
Total investment income	31,032,731
Expenses
Administration fees	21,452,596
Prime broker fees	16,924,543
Dividends on securities sold, not yet purchased	14,603,050
Advisor fees	6,356,325
Interest expense	1,014,878
Accounting and investor services fees	834,103
Custodian fees	347,962
Legal fees	337,601
Board of Managers’ fees and expenses	266,416
Audit and tax fees	225,522
Insurance expense	85,052
Printing expense	47,109
Miscellaneous	471,629
Total operating expenses	62,966,786
Net investment loss	(31,934,055)
Net realized and net change in unrealized gain/(loss) on investments in securities, securities sold, not yet purchased, purchased options, foreign currency transactions, and swap contracts
Net realized gain/(loss) on investments in securities, securities sold, not yet purchased, purchased options, foreign currency transactions and swap contracts
Net realized gain on investments in securities	418,790,772
Net realized gain on swap contracts	43,199,432
Net realized gain on purchased options	12,495,166
Net realized loss on foreign currency transactions	(326,845)
Net realized loss on securities sold, not yet purchased	(197,447,091)
Total net realized gain/(loss) on investments in securities, securities sold, not yet purchased, purchased options, foreign currency transactions, and swap contracts	276,711,434
Net change in unrealized gain/(loss) on investments in securities, securities sold, not yet purchased, purchased options, foreign currency transactions and swap contracts
Net change in unrealized gain/(loss) on investments in securities	367,733,792
Net change in unrealized gain/(loss) on foreign currency transactions	(30,078)
Net change in unrealized gain/(loss) on securities sold, not yet purchased	(40,555,429)
Net change in unrealized gain/(loss) on purchased options	(50,306,590)
Net change in unrealized gain/(loss) on swap contracts	(89,054,572)
Total net change in unrealized gain/(loss) on investments in securities, securities sold, not yet purchased, purchased options, foreign currency transactions and swap contracts	187,787,123
Net realized gain and net change in unrealized gain/(loss) on investments in securities, securities sold, not yet purchased, purchased options, foreign currency transactions, and swap contracts	464,498,557
Net increase in Members’ Capital resulting from operations	$432,564,502
The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Statements of Changes in Members’ Capital (Unaudited)

	Special Advisory Member	Members	Total
MEMBERS’ CAPITAL, December 31, 2024	$—	$2,467,004,131	$2,467,004,131
From investment activities
Net investment loss	$—	$(45,941,167)	$(45,941,167)
Net realized gain on investments in securities, securities sold, not yet purchased, purchased options, foreign currency transactions, and swap contracts	—	223,569,340	223,569,340
Net change in unrealized gain/(loss) on investments in securities, securities sold, not yet purchased, purchased options, foreign currency transactions and swap contracts	—	639,978,502	639,978,502
Incentive allocation	64,122,129	(64,122,129)	—
Net increase in Members’ Capital resulting from operations	64,122,129	$753,484,546	$817,606,675
Members’ Capital transactions
Capital contributions	—	44,004,956	44,004,956
Capital withdrawals	(64,122,129)	(233,723,138)	(297,845,267)
Net decrease in Members’ Capital resulting from capital transactions	(64,122,129)	(189,718,182)	(253,840,311)
MEMBERS’ CAPITAL, December 31, 2025	$—	$3,030,770,495	$3,030,770,495
From investment activities
Net investment loss	$—	$(31,934,055)	$(31,934,055)
Net realized gain on investments in securities, securities sold, not yet purchased, purchased options, foreign currency transactions, and swap contracts	—	276,711,434	276,711,434
Net change in unrealized gain/(loss) on investments in securities, securities sold, not yet purchased, purchased options, foreign currency transactions and swap contracts	—	187,787,123	187,787,123
Incentive allocation	1,856,525	(1,856,525)	—
Net increase in Members’ Capital resulting from operations	1,856,525	$430,707,977	$432,564,502
Members’ Capital transactions
Capital contributions	—	35,390,905	35,390,905
Capital withdrawals	(1,856,525)	(112,316,790)	(114,173,315)
Net decrease in Members’ Capital resulting from capital transactions	(1,856,525)	(76,925,885)	(78,782,410)
MEMBERS’ CAPITAL, June 30, 2026	$—	$3,384,552,587	$3,384,552,587
The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Statement of Cash Flows (Unaudited)

Six Months Ended June 30, 2026
Cash flows from operating activities
Net increase in Members’ Capital resulting from operations	$432,564,502
Adjustments to reconcile net increase in Members’ Capital resulting from operations to net cash provided by operating activities:
Proceeds from sale of investments in securities	3,541,465,199
Purchase of investments in securities	(3,340,479,635)
Proceeds from sale of purchased options	1,330,005,200
Purchase of options	(1,485,514,192)
Proceeds from securities sold, not yet purchased	3,276,184,665
Cover of securities sold, not yet purchased	(2,997,489,270)
Net realized gain on investments in securities, purchased options and securities sold short	(233,838,847)
Net change in unrealized (gain)/loss on investments in securities, purchased options, securities sold short and swap contracts	(187,817,201)
Changes in assets and liabilities related to operations:
Decrease in receivable for investment securities sold	69,771,090
Increase in interest receivable	(1,371,666)
Increase in dividends receivable	(147,339)
Increase in other assets	(109,031)
Decrease in payable for investment securities purchased	(6,674,707)
Decrease in due to brokers	(20,728,925)
Increase in dividends payable on securities sold, not yet purchased	760,510
Increase in accounting and investor services fees payable	150,555
Increase in accrued expenses	753,010
Net cash provided by operating activities	377,483,918
Cash flows from financing activities
Capital contributions	35,390,905
Capital withdrawals, net of change in withdrawals payable	(199,980,149)
Net cash used in financing activities	(164,589,244)
Net change in cash, cash equivalents and restricted cash	212,894,674
Cash, cash equivalents and restricted cash at beginning of year	768,820,415
Cash, cash equivalents and restricted cash at June 30, 2026	$981,715,089
Supplemental disclosure of cash flow information
Cash paid during the period for interest	$1,017,367
The following table provides a reconciliation of cash, cash equivalents and restricted cash reported within the Statement of Assets, Liabilities and Members’ Capital that sum to the total of the same amount above at June 30, 2026:

Cash and cash equivalents	$46,278,879
Restricted cash included in cash and cash equivalents	17,648,807
Restricted cash included in due from brokers	917,787,403
Total cash, cash equivalents and restricted cash at June 30, 2026	$981,715,089

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Notes to Financial Statements – June 30, 2026 (Unaudited)

1.
Organization

Advantage Advisers Xanthus Fund, L.L.C. (the “Company”) was organized as a limited liability company under the laws of Delaware in January 1999. The Company is registered under the Investment Company Act of 1940, as amended (the “Act”), as a closed-end, management investment company and operates as a diversified company. The Company’s term is perpetual, but it may be dissolved under the terms of the Fourth Amended and Restated Limited Liability Company Agreement of the Company dated December 31, 2024. The Company’s investment objective is to achieve maximum capital appreciation. The Company pursues this objective by investing its assets primarily in equity securities of U.S. and foreign companies that Alkeon Capital Management L.L.C. (“Alkeon”), the sub-investment adviser of the Company, believes are well positioned to benefit from demand for their products or services; particularly, companies that can innovate or grow rapidly relative to their peers in their markets. These companies are generally considered to be “growth companies.” As part of its investment program, the Company may also engage in the short sales of securities that Alkeon believes are overvalued. Companies that derive major portions of their revenues from technology-related business lines or which are expected to benefit from technological events are an important part of the universe of growth companies. The Company may invest without limitation, however, in other industry sectors, if those other sectors present attractive opportunities for capital appreciation. The Company’s investment portfolio includes long and short positions primarily in equity securities, purchased options and total return swaps on equity securities of U.S. and non-U.S. companies. Equity securities include common and preferred stocks and other securities having equity characteristics, including convertible debt securities, stock options, warrants and rights.
Responsibility for the overall management and supervision of the operations of the Company is vested in the Board of Managers of the Company (the “Board of Managers” or the “Board”). There are six members of the Board of Managers, one of whom is an “interested person” of the Company as defined by the Act. The Company’s investment adviser is Advantage Advisers Multi-Manager, L.L.C. (“Multi-Manager” or the “Adviser”), a subsidiary of Oppenheimer Asset Management Inc. (“OAM”) and an affiliate of Oppenheimer & Co. Inc. (“Oppenheimer”). Multi-Manager also provides certain administrative services to the Company pursuant to an administrative services agreement. Multi-Manager serves as the Company’s investment adviser pursuant to an investment advisory agreement dated July 1, 2011 (the “Investment Advisory Agreement”). OAM is the managing member of Multi-Manager and Alkeon is a non-managing member of Multi-Manager. Advantage Advisers Management, L.L.C., an affiliate of Multi-Manager (the “Special Advisory Member”), holds a non-voting special advisory member interest in the Company solely for the purpose of receiving the incentive allocation (see Note 3). OAM and Alkeon are members of the Special Advisory Member. Alkeon has been retained to manage the Company’s investment portfolio under the supervision of Multi-Manager pursuant to a Sub-Advisory Agreement (as defined below) dated July 1, 2011.
The acceptance by the Company of initial and additional contributions from persons who purchase limited liability company interests (“Interests”) in the Company (each, a “Member”

Advantage Advisers Xanthus Fund, L.L.C.

Notes to Financial Statements – June 30, 2026 (Unaudited) (continued)

1.
Organization (continued)

and collectively, “Members”) is subject to approval by the Board of Managers. The Company generally accepts initial and additional contributions as of the first day of each month. No Member has the right to require the Company to redeem any portion of its Interest. However, the Company may from time to time offer to repurchase Interests from Members. Such offers are made at such times and on such terms as may be determined by the Board of Managers, in its complete and exclusive discretion. In general, Multi-Manager recommends to the Board of Managers that the Company offer to repurchase Interests twice each year, based upon the value of Interests determined as of the end of the second fiscal quarter and as of the end of the fiscal year.
Generally, except as provided under applicable law, a Member is not liable for the Company’s debts, obligations and liabilities in any amount in excess of the capital account balance of such Member, plus such Member’s share of undistributed profits and assets.
2.
Significant Accounting Policies

The preparation of financial statements in conformity with U.S. generally accepted accounting principles (hereafter referred to as “authoritative guidance”) requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Management believes that the estimates utilized in preparing the Company’s financial statements are reasonable and prudent; however, actual results could differ from these estimates and such differences could be material.
Basis of Presentation:
The Company qualifies as an investment company under Financial Accounting Standards Board (the “FASB”) Accounting Standards Codification 946, Financial Services — Investment Company (Topic 946), Amendments to the scope, measurement and disclosure requirements (“ASC 946”), and follows the accounting and reporting guidance of ASC 946.
The following is a summary of the Company’s significant accounting policies:
a.
Revenue Recognition

Securities transactions are recorded on a trade date basis utilizing specific identification for determining realized gains and losses associated with investment transactions. Dividends received are recorded on the ex-dividend date, net of any applicable withholding taxes. Interest income and expense are recorded on the accrual basis. Premiums and discounts on fixed income securities are amortized using the effective interest rate method.

Advantage Advisers Xanthus Fund, L.L.C.

Notes to Financial Statements – June 30, 2026 (Unaudited) (continued)

2.
Significant Accounting Policies (continued)

b.
Portfolio Valuation

The Company’s portfolio securities are valued in accordance with the Portfolio Securities Valuation Procedures (the “Valuation Policy”) adopted by the Board of Managers, which are summarized below.
(i)
Domestic exchange traded securities (other than options and securities traded on NASDAQ) are valued as follows:

(1)
at their last composite sale prices as reported on the exchanges where those securities are traded; or

(2)
if no sales of those securities are reported on a particular day, the securities are valued based upon their composite bid prices for securities held long, or their composite asked prices for securities sold, not yet purchased, as reported by those exchanges.

(ii)
Securities traded on NASDAQ are valued as follows:

(1)
at their NASDAQ Official Closing Prices (“NOCP”) (which is the last trade price at or before 4:00 p.m. (Eastern Time) adjusted up to NASDAQ’s best bid price if the last traded price is below such bid and down to NASDAQ’s best offer price if the last trade is above such offer price); or

(2)
if no NOCP is available, at their last sale prices on the NASDAQ prior to the calculation of the net asset value of the Company; or

(3)
if no sale is shown on NASDAQ, at their bid prices; or

(4)
if no sale is shown and no bid price is available, the securities are valued at fair value in accordance with the procedures described below.

Securities traded on foreign securities exchanges are valued at their last sales prices on the exchange where such securities are primarily traded, or in the absence of a reported sale on a particular day, at their bid prices (in the case of securities held long) or ask prices (in the case of securities sold, not yet purchased) as reported by such exchange.
Listed options are valued at their mid-point between the bid and ask price as reported by the exchange with the highest volume on the last day a trade was reported. Other securities for which market quotations are readily available are valued at their bid prices (or ask prices in the case of securities sold, not yet purchased) as obtained from one or more dealers making markets for those securities. Pursuant to the Valuation Policy, the Board of Managers has designated Multi-Manager as the “valuation designee” (in such capacity, the “Valuation Designee”) to perform the fair value determinations relating to any or all Company investments and to carry out the fair value determination functions set forth in Rule 2a-5 under the Act, subject to

Advantage Advisers Xanthus Fund, L.L.C.

Notes to Financial Statements – June 30, 2026 (Unaudited) (continued)

2.
Significant Accounting Policies (continued)

b.
Portfolio Valuation (continued)

oversight by the Board of Managers. Securities for which market quotations are not readily available are valued at their fair value as determined in good faith by the Valuation Designee.
Total return swaps are valued based on the values of their reference securities determined in accordance with the procedures described above, net of any contractual terms with the counterparty.
Debt securities are valued using valuations furnished by a pricing service which employs a matrix to determine valuation for normal institutional size trading units or in consultation with brokers and dealers in such securities.
Forward contracts are traded over-the-counter. The fair value of forward contracts is determined using observable inputs such as currency exchange rates or commodity prices, applied to notional amounts stated in the applicable contracts. The Company did not hold any forward contracts during the six months ended June 30, 2026.
All assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars using foreign exchange rates provided by a pricing service compiled as of 4:00 p.m. London time. Trading in foreign securities generally is completed, and the values of foreign securities are determined, prior to the close of securities markets in the U.S. Foreign exchange rates are also determined prior to such close. On occasion, the values of foreign securities and exchange rates may be affected by events occurring between the time such values or exchange rates are determined and the time the net asset value of the Company is determined. When such events materially affect the values of securities held by the Company or its liabilities, such securities and liabilities are fair valued as determined in good faith by the Valuation Designee, subject to oversight by the Board of Managers. The Company includes the portion of the results of operations resulting from changes in foreign exchange rates on investments in net realized and net change in unrealized gain/(loss) on investments in securities, purchased options, and swap contracts in the Statement of Operations.
The determination of fair value takes into account relevant factors and surrounding circumstances, which may include: (i) the nature and pricing history (if any) of the security or other investment; (ii) whether any dealer quotations are available; (iii) possible valuation methodologies that could be used to determine fair value; (iv) the recommendation of the Valuation Designee with respect to the valuation; (v) whether the same or similar securities or other investments are held by other accounts or other funds managed by Multi-Manager and the valuation method used by Multi-Manager with respect thereto; (vi) the extent to which the fair value to be determined will result from the use of data or formulae produced by third parties independent of Multi-Manager; and (vii) the liquidity or illiquidity of the market for the security or other investment. As of June 30, 2026, no securities were fair valued by the Valuation Designee.

Advantage Advisers Xanthus Fund, L.L.C.

Notes to Financial Statements – June 30, 2026 (Unaudited) (continued)

2.
Significant Accounting Policies (continued)

b.
Portfolio Valuation (continued)

The fair value of the Company’s assets and liabilities that qualify as financial instruments approximates the carrying amounts presented in the Statement of Assets, Liabilities and Members’ Capital.
During the six months ended June 30, 2026, the Company followed authoritative guidance for fair value measurement. The authoritative guidance establishes a framework for measuring fair value and a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. The authoritative guidance establishes three levels of inputs in the hierarchy that may be used to measure fair value as follows:
Level 1 — observable market inputs that are unadjusted quoted prices for identical assets or liabilities in active markets.
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 — significant unobservable inputs (including the Company’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in these securities. Additional information on the investments can be found in the Schedule of Portfolio Investments, the Schedule of Purchased Options, the Schedule of Securities Sold, Not Yet Purchased, and the Schedule of Swap Contracts.
The following is a summary of the inputs used, as of June 30, 2026, in valuing the Company’s investments at fair value.
Assets:		Liabilities:
Valuation Inputs		Valuation Inputs
Level 1—Quoted Prices		Level 1—Quoted Prices
Investments in Securities		Securities Sold, Not Yet Purchased
Common Stock	$3,682,658,057	Common Stock	$1,704,321,933
Equity Options	429,127,874	Equity Options	—
Level 2—Other Significant		Level 2—Other Significant
Observable Inputs		Observable Inputs
Total Return Swaps	255,983,312	Total Return Swaps	81,087,016
Currency Options	675,154	Currency Options	—
Level 3—Other Significant		Level 3—Other Significant
Unobservable Inputs	—	Unobservable Inputs	—
Total	$4,368,444,397	Total	$1,785,408,949

Advantage Advisers Xanthus Fund, L.L.C.

Notes to Financial Statements – June 30, 2026 (Unaudited) (continued)

2.
Significant Accounting Policies (continued)

c.
Cash, Cash Equivalents, and Restricted Cash

The Company treats all highly liquid financial instruments that mature within three months at the time of purchase as cash equivalents. Restricted cash of $17,648,807 listed in the Statement of Assets, Liabilities and Members’ Capital represents funds held by the Custodian, of which $7,778,072 is held as collateral for swap contracts and $9,870,735 is held as collateral for securities sold, not yet purchased. In addition, at June 30, 2026, $63,927,686 in cash equivalents was held at the Custodian in a cash reserve account.
The Company maintains cash in bank deposit accounts with the Custodian which, at times, may exceed federally insured limits. The Company has not experienced any losses in such accounts and does not believe it is exposed to any significant credit risk on such bank deposits.
d.
Income Taxes

The Company is treated as a partnership for tax purposes. As a result, no Federal, state or local income taxes have been paid by the Company and Members are individually liable for the taxes on their respective shares of the Company’s income or loss. The only taxes payable by the Company on its income are foreign withholding taxes applicable to certain foreign income. The Company identifies its major tax jurisdictions as U.S. Federal, New York State and foreign jurisdictions where the Company makes significant investments. The Company accounts for income taxes under ASC 740, Income Taxes, which provides guidance related to the evaluation of uncertain tax positions. ASC 740 requires that management evaluate whether a tax position of the Company is “more-likely-than-not” to be sustained upon examination by the applicable taxing authority, including resolution of any related appeals or litigation process, based on the technical merits of the position. The tax benefit to be recognized is measured as the largest amount of benefit that is greater than fifty percent likely of being realized upon ultimate settlement. Derecognition of a tax benefit previously recognized could result in the Company recording a tax liability that would reduce Members’ Capital.
Based on its analysis, management has concluded that no liability for unrecognized tax exposures should be recorded related to uncertain tax positions, including consideration of penalties and interest, for open tax years. The Company accrues interest and penalties, if applicable, within country tax expense in the Statement of Operations. For the six months ended June 30, 2026, the Company did not accrue any interest or penalties payable. As of June 30, 2026, the tax years that remain subject to examination by the U.S. Federal tax jurisdiction under the statute of limitations are from the year 2022 and forward and since inception in certain foreign jurisdictions. Management’s conclusions regarding the Company’s uncertain tax positions may be subject to review and adjustment at a later date based on factors including, but not limited to, on-going analyses of and changes to tax laws, regulations and interpretations thereof. Management does not expect that the total amount of unrecognized tax benefit will materially change over the next twelve months.

Advantage Advisers Xanthus Fund, L.L.C.

Notes to Financial Statements – June 30, 2026 (Unaudited) (continued)

2.
Significant Accounting Policies (continued)

e.
Operating Segments

An operating segment is defined in FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) as a component of a public entity that engages in business activities from which it may recognize income and incur expenses, has operating results that are regularly reviewed by the Company’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Principal Manager of the Company acts as the Company’s CODM. The Company represents a single operating segment, as the CODM monitors the operating results of the Company as a whole and the Company’s long-term strategic asset allocation is pre-determined in accordance with its confidential memorandum based on its investment objective of maximizing capital appreciation which is executed by the Company’s investment and sub-investment adviser. The financial information comprising the schedule of portfolio investments, statement of changes in members’ capital resulting from operations and capital transactions, total gross and net returns, and expense ratios are used by the CODM to assess the segment’s performance versus the Company’s benchmark indices and to make resource allocation decisions for the Company’s single segment, is consistent with those presented in the Company’s financial statements. Segment assets are reflected within the accompanying statement of assets, liabilities and members’ capital as “Total Assets” and segment expenses are listed within the accompanying statement of operations. Other segment items disclosed as miscellaneous expenses in the statement of operations comprise mainly of compliance and regulatory charges, prime broker administration fee and out of pocket expenses paid to the administrator and directors.
3.
Advisory Fee, Administration Fee, Related Party Transactions and Other

Multi-Manager provides administrative and investor services to the Company for which it is paid a fee by the Company computed at the annual rate of 1.35% of Members’ Capital determined as of the start of business on the first business day of the month. It is also paid a fee by the Company for investment advisory services which is computed at the annual rate of 0.40% of Members’ Capital determined as of the start of business on the first business day of the month, out of which a fee computed at the annual rate of 0.30% of the Company’s net assets is paid to Alkeon pursuant to the Sub-Advisory Agreement. Total Multi-Manager administration fees and expenses amounted to $21,452,596 and Multi-Manager advisory services fees and expenses amounted to $6,356,325 for the six months ended June 30, 2026. The administration and advisory fees are computed and paid monthly in arrears to Multi-Manager.
During the six months ended June 30, 2026, Oppenheimer earned $24,956 in brokerage commissions on portfolio transactions executed by it on behalf of the Company. Brokerage commissions paid by the Company are reflected in the net realized and net change in unrealized gain/(loss) on investments in securities, purchased options, foreign currency transactions and swap contracts in the Statement of Operations within these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Notes to Financial Statements – June 30, 2026 (Unaudited) (continued)

3.
Advisory Fee, Administration Fee, Related Party Transactions and Other
(continued)

Net profits or net losses of the Company for each fiscal period (monthly) are allocated among and credited to or debited against the capital accounts of Members (but not the Special Advisory Member) as of the last day of each fiscal period in accordance with Members’ respective investment percentages for the fiscal period. In addition, so long as Multi-Manager serves as the investment adviser of the Company, Multi-Manager (or an affiliate designated by Multi-Manager) is entitled to be the Special Advisory Member of the Company. Advantage Advisers Management, L.L.C. serves as the Special Advisory Member and, in such capacity, generally is entitled to receive an incentive allocation (the “Incentive Allocation”), charged to the capital account of each Member as of the last day of each fiscal year (and as of the date of repurchase of the entire Interest of a Member), in an amount equal to 20% of the amount by which net profits, if any, for such period exceed the positive balance in the Member’s “Loss Recovery Account,” as defined in the Company’s confidential memorandum. The Incentive Allocation is credited to the capital account of the Special Advisory Member. By the last business day of the month following the date on which an Incentive Allocation is made, the Special Advisory Member may withdraw up to 100% of the Incentive Allocation that was credited to its account with respect to the allocation period. During the six months ended June 30, 2026, an incentive allocation of $1,856,525 was credited to the capital account of the Special Advisory Member, all of which was payable and was included in withdrawals payable to Special Advisory Member at June 30, 2026, in the Statement of Assets, Liabilities and Members’ Capital. Based upon the profits for the six months ended June 30, 2026, the incentive allocation that would have been credited to the Special Advisory Member’s Account is $84,640,668. However, the amount is not reflected in the accompanying Statement of Changes in Members’ Capital because the incentive allocation is credited at the end of the calendar year.
Each member of the Board of Managers (each a “Manager”) who is not an “interested person” of the Company, as defined by the Act, receives an annual retainer of $70,000 plus a fee for each meeting attended. The lead independent Manager and the chair of the audit committee of the Board of Managers each receive a supplemental retainer of $17,500 per annum. Total Board of Managers fees and expenses amounted to $266,416 during the six months ended June 30, 2026. Managers who are “interested persons” of the Company do not receive any annual or other fee from the Company. Managers who are not “interested persons” are reimbursed by the Company for all reasonable out-of-pocket expenses incurred by them in performing their duties.
The Custodian is responsible for maintaining custody of the Company’s cash and securities and for retaining sub-custodians to maintain custody of foreign securities held by the Company. Total custody fees and expenses amounted to $347,962 during the six months ended June 30, 2026, of which $145,566 is still payable and included in accrued expenses in the Statement of Assets, Liabilities and Members’ Capital.
BNY Mellon Investment Servicing (US) Inc. (“BNY”) serves as accounting and investor services agent to the Company and in that capacity provides certain accounting, recordkeeping and investor related services. The Company pays BNY a monthly fee for these services based on

Advantage Advisers Xanthus Fund, L.L.C.

Notes to Financial Statements – June 30, 2026 (Unaudited) (continued)

3.
Advisory Fee, Administration Fee, Related Party Transactions and Other
(continued)

Members’ Capital determined as of the last day of each month, and reimburses BNY for certain expenses. Total BNY fees and expenses were $834,103 during the six months ended June 30, 2026, of which $429,555 is payable and is disclosed as accounting and investor services fees payable in the Statement of Assets, Liabilities and Members’ Capital.
Morgan Stanley Fund Services USA L.L.C. (“MSFS”) is engaged to provide supplemental trade reconciliation services. The Company pays MSFS a monthly fee for such services. The total fee paid to MSFS was $138,908 during the six months ended June 30, 2026, and is included in miscellaneous expense in the Statement of Operations.
Oppenheimer acts as the non-exclusive placement agent for the Company, without special compensation from the Company, and bears all costs associated with its activities as placement agent. The placement agent is entitled to charge a sales commission (placement fee) to investors of up to 3% (up to 3.1% of the amount invested) in connection with investor purchases of Interests, in its discretion. Placement fees, if any, will reduce the amount of a Member’s investment in the Company and will neither constitute an investment made by the investor in the Company nor form part of the assets of the Company. For the six months ended June 30, 2026, placement fees earned by Oppenheimer were $49,916.
4.
Indemnifications

The Company has entered into various contracts that contain routine indemnification clauses. The Company’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Company that have not yet occurred. However, based on experience, the Company expects the risk of loss to be remote.
5.
Securities Transactions

Aggregate purchases and sales of investment securities, excluding short-term securities, for the six months ended June 30, 2026, were $3,340,479,635 and $3,541,465,199, respectively. Aggregate purchases and sales of securities sold, not yet purchased, excluding short-term securities, for the six months ended June 30, 2026, were $2,997,489,270 and $3,276,184,665, respectively.
At December 31, 2025, the aggregate cost for Federal income tax purposes of portfolio securities and securities sold, not yet purchased was $1,925,527,448 and $1,311,981,273, respectively.
For Federal income tax purposes, at December 31, 2025, accumulated net unrealized gain on portfolio securities and securities sold, not yet purchased was $1,608,054,325 consisting of $1,674,922,305 gross unrealized gain and $66,867,980 gross unrealized loss.

Advantage Advisers Xanthus Fund, L.L.C.

Notes to Financial Statements – June 30, 2026 (Unaudited) (continued)

6.
Due from / to Broker

The Company’s prime brokers are Morgan Stanley & Co, Inc. (“Morgan Stanley”), Merrill Lynch Professional Clearing Corp. (“Merrill Lynch”) and Goldman Sachs & Co., LLC (“Goldman Sachs”) (collectively the “Prime Brokers”).
Due from brokers on the Statement of Assets, Liabilities and Members’ Capital primarily represents proceeds from securities sold, not yet purchased, net of excess cash, held at the Prime Brokers as of June 30, 2026, which serves as collateral for securities sold, not yet purchased and is restricted.
The Company has the ability to trade on margin and to borrow funds from brokers and banks for investment purposes. Trading in equity securities on margin involves an initial cash requirement representing at least 50% of the underlying security’s value with respect to transactions in U.S. markets and varying percentages with respect to transactions in foreign markets. The Act requires the Company to satisfy an asset coverage requirement of 300% of its indebtedness, including amounts borrowed, measured at the time the Company incurs any indebtedness. The Company pays interest on outstanding margin borrowings at the Fed Funds Effective rate plus 45 basis points (“bps”) for balances less than $140 million and the Fed Funds Effective rate plus 200 bps for balances greater than $140 million. The Company pledges securities and cash as collateral for securities sold, not yet purchased, and margin borrowings (except for cash proceeds from the sale of securities sold, not yet purchased, held at the Prime Brokers), for which collateral is maintained in one or more segregated accounts held by the Custodian. As of June 30, 2026, the total value of this collateral was $1,647,392,746, comprised of pledged securities with a value of  $1,637,522,011 which are included in investments in securities in the Statement of Assets, Liabilities and Members’ Capital and $9,870,735 of cash which is included in the cash and cash equivalents in the Statement of Assets, Liabilities and Members’ Capital. Pledged securities with a value of  $1,218,615,555, $299,559,872 and $119,346,584 are held at the Custodian as of such date on behalf of Morgan Stanley, Merrill Lynch and Goldman Sachs respectively. Additional cash of  $917,787,403 was held as of such date as collateral for securities sold, not yet purchased of which $864,131,872, $45,178,477 and $8,477,054 were held at Morgan Stanley, Goldman Sachs and Merrill Lynch, respectively, which are included as due from brokers in the Statement of Assets, Liabilities and Members’ Capital. For the six months ended June 30, 2026, the average daily amount of the margin borrowings was $71,364,588 and the daily weighted average annualized interest rate was 2.87%. The Company has borrowings outstanding at June 30, 2026, totaling $21,902,613, which is recorded as due to brokers in the Statement of Assets, Liabilities and Members’ Capital.
7.
Financial Instruments with Off-Balance Sheet Risk or Concentrations of Credit Risk

In the normal course of business, the Company trades various financial instruments and enters into various transactions with off-balance sheet risk. These financial instruments include options, swaps and securities sold, not yet purchased. Generally, these financial instruments (other than long options positions) represent future commitments to purchase or sell other financial instruments or to make certain payments on specific terms at specified future dates.

Advantage Advisers Xanthus Fund, L.L.C.

Notes to Financial Statements – June 30, 2026 (Unaudited) (continued)

7.
Financial Instruments with Off-Balance Sheet Risk or Concentrations of Credit Risk
(continued)

Each of these financial instruments contains varying degrees of off-balance sheet risk whereby changes in the market value of the securities underlying the financial instruments may be in excess of the amounts recognized in the Statement of Assets, Liabilities and Members’ Capital.
Securities sold, not yet purchased, represents obligations of the Company to deliver specified securities and thereby creates a liability on the part of the Company to purchase such securities in the future at prevailing market prices. Accordingly, these transactions involve off-balance sheet risk as the Company’s ultimate obligation to purchase securities sold, not yet purchased may exceed the amount indicated in the Statement of Assets, Liabilities and Members’ Capital. Primarily, the Company’s investments in securities sold, not yet purchased, and amounts included in due from/due to brokers, are positions with the Prime Brokers. Accordingly, the Company has a concentration of individual counterparty credit risk with the Prime Brokers. The Company maintains cash with the Prime Brokers and pledges securities in an account at the Custodian for the benefit of the Prime Brokers to meet margin requirements as determined by the Prime Brokers. (see Note 6)
Investing in securities of foreign companies or foreign governments involves special risks which include changes in foreign currency exchange rates and the possibility of future political, regulatory and economic developments which could adversely affect the value of such securities. Moreover, securities of many foreign companies or foreign governments and their markets may be less liquid and their prices more volatile than those of comparable U.S. companies and the U.S. government.
The Company may enter into forward contracts to hedge against foreign currency exchange rate risk for its foreign currency denominated assets and liabilities due to adverse foreign currency fluctuations against the U.S. Dollar.
Forward currency transactions are contracts or agreements for delayed delivery of specific currencies in which the seller agrees to make delivery at a specified future date of specified amount of a currency. Risks associated with these transactions are the inability of counterparties to meet the terms of their respective contracts and movements in fair value and exchange rates. Forward contracts are traded over-the-counter, and thus are subject to counterparty risk and can be illiquid. The fair value of forward contracts is obtained by applying exchange rates to notional amounts stated in the applicable contract. The gross unrealized gain is reported as an asset in the Statement of Assets, Liabilities and Members’ Capital and the gross unrealized loss is reported as a liability in the Statement of Assets, Liabilities and Members’ Capital. As of June 30, 2026, the Company did not hold forward contracts.
In some cases, the Company uses total return swaps to obtain long or short investment exposure in lieu of directly purchasing or selling an equity security. A swap is a contract under which two parties agree to make payments to each other based on changes in specified interest rates, in a specified index or in the value of a specified security or other instrument, applied to a stated, or

Advantage Advisers Xanthus Fund, L.L.C.

Notes to Financial Statements – June 30, 2026 (Unaudited) (continued)

7.
Financial Instruments with Off-Balance Sheet Risk or Concentrations of Credit Risk
(continued)

“notional”, amount. Swaps generally can be classified as interest rate swaps, currency swaps, commodity swaps or equity swaps (which can also include contracts for difference), depending on the type of index or instrument used to calculate the payments. Such swaps increase or decrease the Company’s investment exposure to the particular interest rate, currency, commodity or equity involved. The Company determines the value of swaps based on the value of the securities or other assets to which the swaps relate as determined using the Company’s valuation procedures that are outlined in Note 2b. As of June 30, 2026, the counterparty for all of the total return swaps is Morgan Stanley. Any income earned from the swaps’ underlying instruments (i.e., dividends and interest) will be paid proportionately upon the unwinding of the swap or at its maturity. The change in value of a swap, including any amounts of financing interest and income earned from the underlying instrument but not yet paid, is reported as a net change in unrealized gains or losses in the Statement of Operations. Unrealized gains on swap contracts are reported as an asset and unrealized losses on swap contracts are reported as a liability in the Statement of Assets, Liabilities and Members’ Capital. A realized gain or loss is recorded upon payment or receipt of a periodic payment or termination of a swap contract. The net realized gain/(loss) on swap contracts is reflected in the Statement of Operations within these financial statements.
Swap contracts entered into by the Company require the calculation of the obligations of the parties to the agreements on a “net basis.” Consequently, current obligations (or rights) under a swap contract generally will be equal to only the net amount to be paid or received under the contract based on the relative payment obligations of each party (the “net amount”).
Certain equity swaps in which the Company engages have the effect of providing economic leveraging of the Company’s assets. Such leverage can be significant. As such, the impact of an adverse change in the value of securities subject to swaps may result in losses to the Company that are greater than the nominal value of the swap as shown on the Company’s financial statements.
When the Company enters into swaps, it is subject to the market risk associated with changes in the value of the underlying investment or instrument, as well as exposure to credit risk associated with counterparty non-performance. The Company is exposed to significant concentration of credit risk as the counterparty to all of the Company’s swap contracts is Morgan Stanley, one of the Prime Brokers. The risk of loss with respect to swaps is limited to the net amount of payments that the Company is contractually obligated to make. If the counterparty to a swap contract defaults on its obligation to the Company, the Company’s risk of loss consists of the net amount of payments that the Company contractually is entitled to receive from the counterparty, which may be different than the amounts recorded in the Statement of Assets, Liabilities and Members’ Capital. The Company considers the creditworthiness of its counterparties and maintains trading relationships with well established counterparties to minimize potential credit risk.

Advantage Advisers Xanthus Fund, L.L.C.

Notes to Financial Statements – June 30, 2026 (Unaudited) (continued)

7.
Financial Instruments with Off-Balance Sheet Risk or Concentrations of Credit Risk
(continued)

The unrealized gain/(loss) amount presented in the Schedule of Swap Contracts, rather than the notional amount, represents the approximate future cash to be received or paid (i.e., the fair value) on each swap contract, respectively, as of June 30, 2026. The net change in unrealized gain/(loss) on swap contracts is reflected in the Statement of Operations within these financial statements.
Total return swap agreements contain provisions that require the Company to maintain a predetermined level of Members’ Capital and/or provide limits regarding decline in the Company’s Members’ Capital over one month, three months and twelve month periods. If the Company were to violate such provisions, the counterparty to a total return swap could terminate it and request immediate payment or demand increased collateral for the net obligation owed by the Company to the counterparty. Further, the agreements state that, if the authority of Multi-Manager or Alkeon is terminated and an acceptable successor is not appointed, the swaps will terminate.
As of June 30, 2026, $7,778,072 was posted by the Company as collateral related to its total return swaps. This amount is included in the cash and cash equivalents in the Statement of Assets, Liabilities and Members’ Capital within these financial statements and is restricted.
The Company may purchase put and call options on securities and use other derivative instruments in order to gain exposure to or protect against changes in the markets or the prices of securities. The risk associated with purchasing an option is that the Company pays a premium whether or not the option is exercised. Additionally, the Company bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as investment securities.
The Company may also write (sell) put and call options on securities and use other derivative instruments in order to gain exposure to or protect against changes in the markets or the price of a security. Option contracts serve as components of the Company’s investment strategy and are utilized to structure investments with the goal of enhancing the performance of the Company.
When the Company writes an option, the premium received by the Company is recorded as a liability and is subsequently adjusted to the current market value of the option written. If a written call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Company has realized a gain or loss. If a written put option is exercised, the premium reduces the cost basis of the securities purchased by the Company. In writing an option, the Company bears the market risk of an unfavorable change in the price of the security or index underlying the option. Exercise by a counterparty of an option written by the Company could require the Company to sell or buy a security at a price different from its current market price.

Advantage Advisers Xanthus Fund, L.L.C.

Notes to Financial Statements – June 30, 2026 (Unaudited) (continued)

7.
Financial Instruments with Off-Balance Sheet Risk or Concentrations of Credit Risk
(continued)

The Company follows authoritative guidance on disclosures about derivative instruments and hedging activities. Authoritative guidance requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. All accounting policies and disclosures have been made in accordance with authoritative guidance and are incorporated for the current period as part of the disclosures within this note.
Multi-Manager believes the average quarterly notional amount shown in the table below is the most relevant measure of derivatives activity and is indicative of the Company’s volume of derivatives activity during the six months ended June 30, 2026.
Purchased Currency options:
Average notional amount	$6,938,748
Purchased Equity options:
Average notional amount	$5,109,397,144
Total Return swaps:
Average notional amount - long	$145,383,914
Average notional amount - short	$215,037,038
The Company is exposed to certain additional risks relating to derivatives. The primary underlying risk of investing in total return swaps and equity options is equity price risk. The primary underlying risk of investing in currency options is currency exchange risk.
The following tables identify the change in unrealized gain/(loss) and the net realized and unrealized gain/(loss) on derivative instruments. The gross unrealized gain and gross unrealized loss for total return swaps (equity price risk) are disclosed as an asset and a liability, respectively, in the Statement of Assets, Liabilities and Members’ Capital. As of June 30, 2026, $429,127,874 and $675,154, of the fair value of the purchased options disclosed in the Statement of Assets, Liabilities and Members’ Capital have equity price risk and currency price risk, respectively. The net change in unrealized gain/(loss) on purchased options and swaps are reflected in the Statement of Operations within these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Notes to Financial Statements – June 30, 2026 (Unaudited) (continued)

7.
Financial Instruments with Off-Balance Sheet Risk or Concentrations of Credit Risk
(continued)

The Primary Underlying Risk is Equity Price Risk	Net Unrealized Gain/(Loss)
Total Year ended December 31, 2025
Purchased Equity Options	$23,582,061
Total Return Swaps	263,950,868
Total Year ended December 31, 2025	$287,532,929
Total Six Months ended June 30, 2026
Purchased Equity Options	$(26,010,922)
Total Return Swaps	174,896,296
Six Months ended June 30, 2026	$148,885,374
Total net change in unrealized gain/(loss)	$(138,647,555)
The Primary Underlying Risk is Currency Risk	Net Unrealized Gain/(Loss)
Total Year ended December 31, 2025
Purchased Currency Options	$486,310
Total Year ended December 31, 2025	$486,310
Total Six Months ended June 30, 2026
Purchased Currency Options	$(227,297)
Six Months ended June 30, 2026	$(227,297)
Total net change in unrealized gain/(loss)	$(713,607)
The following table identifies the net realized gain/(loss) on derivative instruments. The net realized gain/(loss) on derivatives are reflected in the Statement of Operations within these financial statements.
The Primary Underlying Risk is Equity Price Risk	Net Realized Gain/(Loss)
Purchased Equity Options	$14,312,561
Total Return Swaps	43,199,432
Total	$57,511,993

Advantage Advisers Xanthus Fund, L.L.C.

Notes to Financial Statements – June 30, 2026 (Unaudited) (continued)

7.
Financial Instruments with Off-Balance Sheet Risk or Concentrations of Credit Risk
(continued)

The Primary Underlying Risk is Currency Risk	Net Realized Gain/(Loss)
Purchased Currency Options	$(1,817,395)
Total	$(1,817,395)

8.
Other Risks

Risks of Equity Securities
The success of the Company’s investment program may be affected by general economic and market conditions, such as interest rates, availability of credit, inflation rates, economic uncertainty, changes in laws, and national and international political circumstances. These factors may affect the level and volatility of securities prices and the liquidity of the Company’s investments. Unexpected volatility or illiquidity could impair the Company’s profitability or result in losses.
A significant portion of the Company’s investment portfolio normally consists of long and short positions in common stocks and other equity securities (including derivatives, such as swap agreements, having returns linked to the prices of such stocks and securities). The value of the Company’s equity securities varies in response to many factors, including, but not limited to, the activities and financial condition of individual companies, the business market in which individual companies compete and general market and economic conditions.
The Company’s investments in equity securities of U.S. companies may include securities that are listed on U.S. securities exchanges as well as unlisted securities that are traded over-the-counter. Equity securities of companies traded over-the-counter may not be traded in the volumes typically found on a national securities exchange. Consequently, the Company may be required to dispose of these securities over a longer (and potentially less favorable) period of time than is required to dispose of the securities of exchange listed companies. There is no minimum required market capitalization of the companies in which the Company may invest, and the Company may invest a portion of its assets in securities of companies having smaller market capitalizations. Investments in companies with smaller market capitalizations are generally riskier than investments in larger, well-established companies.
Sector Concentration Risk
Although the Company operates as a diversified investment company under the 1940 Act, its investments may be concentrated in one or more industry sectors based on the Adviser and Sub-Adviser’s perception of investment opportunities or as the value of a particular investment increases. The Company is subject to the risk that companies in the same industry or sector are likely to react similarly to legislative or regulatory changes, adverse market conditions,

Advantage Advisers Xanthus Fund, L.L.C.

Notes to Financial Statements – June 30, 2026 (Unaudited) (continued)

8.
Other Risks (continued)

increased competition, or other factors generally affecting that market segment. In such cases, the Company would be exposed to an increased risk that the value of its overall portfolio will decrease because of events that disproportionately affect certain industries and/or sectors. The industries and sectors in which the Company may be overweighted will vary. Furthermore, investments in particular industries or sectors may be more volatile than the broader market as a whole, and the Company’s investments in these industries and sectors may be disproportionately susceptible to losses even if not overweighted.
The Company will not invest 25% or more of the value of its total assets in the securities (other than U.S. Government Securities) of issuers engaged in any single industry, including any industry within the technology sector. However, it may invest 25% or more of its assets in securities of issuers engaged in related industries within a particular industry sector, including industries related to identical products. As discussed previously, such related industries may be similarly affected by a single economic, political or regulatory event or development affecting their common products.
Risks of Technology Company Securities
Investing in securities of Technology Companies involves certain risks. These risks include: the fact that certain companies in the Company’s portfolio may have limited operating histories; rapidly changing technologies may cause a company’s products to become obsolete; cyclical patterns in technology spending which may result in inventory write-offs, cancellation of orders and operating losses; scarcity of management, engineering and marketing personnel with appropriate technological training; the possibility of lawsuits related to technological patents; changing investor sentiments and preferences with regard to investments in Technology Companies (which are generally perceived as risky) with their resultant effect on the prices of underlying securities; and volatility in the U.S. and foreign stock markets which may disproportionately affect the prices of securities of Technology Companies and thus cause the Company’s performance to experience substantial volatility.
Risks of Growth Company Securities
Investing in growth companies involves substantial risks. Securities of growth companies may perform differently from the stock market as a whole and may be more volatile than other types of stocks. Since growth companies usually invest a significant portion of earnings in their businesses, they may lack the dividends of value stocks that can cushion the impact of declining stock prices in a falling market. Also, earnings disappointments often lead to sharply falling prices for growth company stocks because investors buy growth company stocks in anticipation of superior earnings growth. Securities of growth companies may also be more expensive relative to their earnings or assets as compared to value or other types of stocks.

Advantage Advisers Xanthus Fund, L.L.C.

Notes to Financial Statements – June 30, 2026 (Unaudited) (continued)

8.
Other Risks (continued)

Foreign Securities; Emerging Markets; Currency Risks
Foreign securities in which the Company may invest may be listed on foreign securities exchanges or traded in foreign over-the-counter markets. Investments in foreign securities are affected by risk factors generally not thought to be present in the U.S. These factors include, but are not limited to, the following: varying custody, brokerage and settlement practices and expenses; difficulty in pricing; less public information about issuers of foreign securities; less governmental regulation and supervision over the issuance and trading of securities than in the U.S.; the unavailability of financial information regarding the foreign issuer or the difficulty of interpreting financial information prepared under foreign accounting standards; less liquidity and more volatility in foreign securities markets; the possibility of expropriation or nationalization; the imposition of withholding and other taxes on interest, dividends, capital gains or other income or gross sale or disposition proceeds; and difficulties in invoking legal process abroad and enforcing contractual obligations.
Other risks of investing in foreign securities include changes in currency exchange rates (in the case of securities that are not denominated in U.S. dollars) and currency exchange control regulations or other foreign or U.S. laws or restrictions, or devaluations of foreign currencies. In addition, the Company may incur costs in connection with conversion between various currencies. The foregoing risks may be greater in emerging industrialized and less developed countries.
Recent and potential future changes in government monetary policy may affect the level of interest rates. In recent years, central banks throughout the world increased interest rates dramatically, which in turn resulted in certain inflationary pressures and created a challenging outlook for interest rates, equity prices and economic growth. These inflationary pressures were further exacerbated by the Russia-Ukraine conflict which began in February 2022. Inflation rates continue to remain high, both in the U.S. and abroad. To the extent the inflation rates remain high in the future, such rates may continue to result in periods of market volatility and may fuel market concerns regarding a potential economic recession. Any future interest rate increases may result in periods of volatility and cause the values of the fixed income securities held by the Company to decrease.
9.
Balance Sheet Offsetting

In the normal course of business, the Company enters into swaps that are governed by an agreement with Morgan Stanley. The agreement allows the Company and Morgan Stanley, as counterparty, to make net payments in respect of all transactions in the same currency, settling on the same date. The Company may post cash as collateral with the Custodian, if required to secure the Company’s obligations to the counterparty. Such cash is held by the Custodian in a segregated account and its use is restricted. (see Note 6)

Advantage Advisers Xanthus Fund, L.L.C.

Notes to Financial Statements – June 30, 2026 (Unaudited) (continued)

9.
Balance Sheet Offsetting (continued)

In the event that the Company fails to post collateral or to comply with any restrictions or provisions of a swap contract, the counterparty has the right to set-off any amounts payable by the Company with respect to any obligations against any posted collateral or the cash equivalent of any posted collateral. Further, the counterparty has the right to liquidate, sell, pledge, re-hypothecate, or dispose such posted collateral to satisfy any outstanding obligations.
The table below presents the swaps that are set-off, if any, as well as collateral delivered, related to those swaps. The Company presents all swaps as gross unrealized gain or loss in the Statement of Assets, Liabilities and Members’ Capital.
Offsetting of Financial Assets and Derivative Assets
	Gross Amount of Assets as Presented in the Statement of Assets, Liabilities and Members’ Capital	Gross Amounts Not Offset in the Statement of Assets, Liabilities and Members’ Capital		Net Amount
		Financial Instruments	Cash Collateral Received
Total return swaps	$255,983,312	$(81,087,016)	$—	$174,896,296
Total	$255,983,312	$(81,087,016)	$—	$174,896,296
Offsetting of Financial Liabilities and Derivative Liabilities
	Gross Amounts of Liabilities as Presented in the Statement of Assets, Liabilities and Members’ Capital	Gross Amounts Not Offset in the Statement of Assets, Liabilities and Members’ Capital		Net Amount
		Financial Instruments	Cash Collateral Pledged(a)
Total return swaps	$81,087,016	$81,087,016	$—	$—
Total	$81,087,016	$81,087,016	$—	$—

(a)
Collateral pledged to counterparties is based on notional exposure. There is $7,778,072 of collateral pledged to counterparties related to derivatives trading activities which is included in the cash and cash equivalents’ restricted cash in the Statement of Assets, Liabilities and Members’ Capital.

Advantage Advisers Xanthus Fund, L.L.C.

Notes to Financial Statements – June 30, 2026 (Unaudited) (concluded)

10.
Financial Highlights

The following represents the ratios to average Members’ Capital and other supplemental information for each period indicated:
	Six Months ended June 30, 2026	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021
Members’ Capital, end of period (000s)	$3,384,553	$3,030,770	$2,467,004	$2,117,624	$1,815,273	$3,312,937
Ratio of net investment loss to average Members’ Capital**	(1.98)%****	(1.58)%	(1.31)%	(2.35)%	(2.79)%	(2.76)%
Ratio of expenses to average Members’ Capital**	3.91%****	3.56%	3.86%	4.08%	4.09%	3.21%
Ratio of incentive allocation to average Members’ Capital	0.12%****	2.20%	0.09%	0.02%	0.00%***	0.00%
Portfolio Turnover	98%*****	174%	137%	127%	173%	92%
Total return-gross*	14.15%*****	33.38%	27.95%	27.95%	(40.69)%	(15.51)%
Total return-net*	11.32%*****	31.08%	27.95%	27.95%	(40.69)%	(15.51)%
Ratio of average borrowings to average Members’ Capital	4.43%****	1.43%	1.22%	1.88%	4.01%	8.10%

*
Total return assumes a purchase of an Interest on the first day and a sale of the Interest on the last day of the period noted, gross/net of incentive allocation to the Special Advisory Member, if any. The figures do not include the effect of any placement fees imposed by the placement agent.

**
Does not reflect the effect of incentive allocation to the Special Advisory Member, if any.

***
Less than 0.01%

****
Annualized

*****
Unannualized

An individual Member’s ratios and returns may vary from the above based on the timing of the Member’s capital transactions.
11.
Subsequent Events

Management has evaluated the impact of subsequent events on the Company through the date the financial statements were issued. Management has determined that there are no material events that would require additional disclosure in the Company’s financial statements, except as disclosed below.
The Company received initial and additional contributions from Members of $6,152,601 from July 1, 2026 through August 27, 2026.

Advantage Advisers Xanthus Fund, L.L.C.

Supplemental Information (Unaudited)

I.
Proxy Voting

A description of the policies and procedures that the Company uses to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling Oppenheimer Asset Management Inc. collect at 212-667-4225 and at the website of the Securities and Exchange Commission (the “SEC”) at http://www.sec.gov.
Information regarding how the Company voted proxies relating to portfolio securities during the most recent twelve month period ended June 30 is available, without charge, upon request, by calling Oppenheimer Asset Management Inc. collect at 212-667-4225 and at the SEC’s website at http://www.sec.gov.
II.
Portfolio Holdings

The Company files its complete schedule of portfolio holdings with the SEC quarterly on Form N-PORT. The Company’s Forms N-PORT are available on the SEC’s website at http://www.sec.gov.
III.   Approval of Investment Advisory Agreement
At a meeting held on March 12, 2026, the Board of Managers approved the renewal of the Company’s Investment Advisory Agreement with Advantage Advisers Multi-Manager, L.L.C. (the “Adviser”) for an additional annual period.
In approving the renewal of the Investment Advisory Agreement, the Board, including each of the Managers who are not “interested persons,” as defined by the Act, of the Company (the “Independent Managers”), considered various matters at its meeting, at a separate meeting of the Independent Managers held prior to the meeting on March 12, 2026, during an executive session of the Independent Managers and over the past twelve months, including: (i) the nature, scope and quality of the services provided to the Company by the Adviser; (ii) the investment performance of the Company relative to comparable funds; (iii) the advisory fees and other fees and expenses of the Company (including fee information for comparable funds) and the estimated profitability to the Adviser from its relationship with the Company; (iv) the extent to which economies of scale in costs of providing services may be realized by the Adviser as the assets of the Company grow; and (v) whether the advisory fee adequately reflects any such economies of scale for the benefit of investors. The Board also approved the renewal of the administrative services agreement between the Company and the Adviser.
In considering the nature, scope and quality of services that the Adviser provides to the Company, the Board reviewed presentations from management relating to staffing levels, turnover in the personnel of the Adviser’s managing member, management and the organizational structure of the various affiliates and business units of Oppenheimer providing services to the Company. The Board also reviewed with management the investment management oversight, compliance, regulatory, risk management, administration and accounting-related services provided by the Adviser and the investor-related services provided by Oppenheimer and reviewed the costs associated with providing these services. The Board found that the nature, quality and level of service provided to the Company supported a determination to renew the Investment Advisory Agreement.

Advantage Advisers Xanthus Fund, L.L.C.

Supplemental Information (Unaudited) (continued)

III.   Approval of Investment Advisory Agreement (continued)
The Board also considered various other matters, including: Oppenheimer’s commitment to the advisory business, including the alternative investment advisory business, and its platform of alternative investment product offerings (including Oppenheimer’s efforts to grow assets of the Company); the appropriateness of the Adviser’s staffing levels and the commitment of resources to fund accounting and administration, shareholder services and regulatory compliance; regulatory matters relating to the Adviser and its affiliates; and the Adviser’s oversight of third party service providers. The Board also considered that no changes were proposed to the Investment Advisory Agreement, the terms of which had previously been reviewed and considered by the Board and were determined to be satisfactory.
The Board also reviewed materials relating to the Company’s investment performance. The Board considered the Company’s performance for the year ended December 31, 2025, particularly as compared against comparable peer registered funds and comparable benchmark indices. The Board further considered that the Company has been provided with high quality investment advice over a period of many years, as demonstrated by the historic investment performance of the Company since its inception, and the Company’s average annual return of 11.29% for the period from inception in May 1999 through December 31, 2025, exceeding the returns of each of the Company’s comparable benchmarks during that period. The Board also evaluated the investment performance of the Company relative to the investment performance of other similar funds managed by Alkeon. The Board found that the Company’s performance met expectations.
The Board also considered the fees payable to the Adviser under the Investment Advisory Agreement and administrative services agreement as well as the current and historical expense ratios of the Company. It concluded that the asset-based fees paid to the Adviser are generally higher than those of the private investment funds in the performance peer group, but noted that the Company is a registered fund and that its asset-based fees are similar to those of registered funds considered as peers for fee and expense comparison purposes (albeit at the high end of the range). The Board also noted that the overall fee structure for the Company is similar to the fee structures of other Alkeon-affiliated funds, including another registered fund with an investment program similar to that of the Company and a number of Alkeon’s private investment funds, and that the Company does not bear distribution or shareholder servicing fees, unlike other peer group funds. The Board also observed that the Company’s total expense ratio was less than that of another Alkeon-affiliated fund with a similar investment program. In addition, the Board considered revenues attributable to the Company received by the Adviser and its affiliates (including fees received for investment advisory and administrative services and the performance-based incentive allocation pursuant to which 20% of the Company’s net profits otherwise allocable to each Member’s capital account is allocated to an affiliate of the Adviser) and the costs incurred by the Adviser in providing services to the Company, as well as data regarding the Adviser’s financial condition, compensation and profitability.
At the Board’s meeting, the Adviser reviewed the methodology used to estimate the Adviser’s costs and profits relating to the Company. The Board also considered the indirect benefits received by the Adviser and its affiliates attributable to their relationships with the Company, and it was determined that,

Advantage Advisers Xanthus Fund, L.L.C.

Supplemental Information (Unaudited) (continued)

III.   Approval of Investment Advisory Agreement (continued)
although the value of such benefits could not be readily quantified or assessed, any such benefits were not unreasonable or inappropriate.
Based on its review of information relating to the Company’s fees and the profitability of the Adviser, the Board concluded that the fees payable by the Company under the Investment Advisory Agreement and administrative services agreement bear reasonable relationships to the services provided by the Adviser.
With respect to whether the Company benefits from economies of scale in costs associated with services provided to the Company, the Board recognized that economies of scale may be realized, particularly as the assets of the Company increase, and determined that it would continue to consider potential material economies of scale. It also concluded that, in light of the nature, quality and scope of the services provided by the Adviser, the costs of those services and the fees paid by similar funds, the estimated profitability to the Adviser from the Company is not so disproportionately large that it bears no reasonable relationship to the services provided.
Based on its review, the Board concluded that the Company benefits from the services provided by the Adviser, including the administrative services and compliance infrastructure provided by the Adviser. The Board noted its overall satisfaction with the nature, scope and quality of services provided by the Adviser and concluded that the Company was receiving quality services from the Adviser under its agreements with the Company.
No single factor was determinative to the conclusions of the Board. Each Independent Manager considered various factors and different Independent Managers weighed the factors differently. Based on the determinations and considerations described above, and such other matters as were deemed relevant, the Independent Managers concluded that the fees paid under the Investment Advisory Agreement are fair and reasonable in light of the quality of services provided, and as a result, the renewal and continuance of the Investment Advisory Agreement for an additional annual period is in the best interests of the Company.
IV.   Approval of Sub-Advisory Agreement
At a meeting held on March 12, 2026, the Board approved the renewal for an additional annual period of the sub-investment advisory agreement between the Adviser and Alkeon (the “Sub-Advisory Agreement”), pursuant to which Alkeon is retained to manage the investment portfolio of the Company.
In approving the renewal of the Sub-Advisory Agreement, the Board, including each of the Independent Managers considered various matters at its meeting, at a separate meeting of the Independent Managers held prior to the meeting on March 12, 2026, during an executive session of the Independent Managers and over the past twelve months, including: (i) the nature, scope and quality of the services provided to the Company by Alkeon; (ii) the research and portfolio management capabilities of Alkeon and personnel of Alkeon responsible for providing services to the Company; (iii) the appropriateness of Alkeon staffing levels; (iv) regulatory matters relating to Alkeon; and (v) other matters, including the investment performance of the Company, the fees and other revenues received by Alkeon attributable to its relationship with the Company and the services Alkeon provides (including revenues Alkeon receives

Advantage Advisers Xanthus Fund, L.L.C.

Supplemental Information (Unaudited) (continued)

IV.   Approval of Sub-Advisory Agreement (continued)
as a non-managing member of the Adviser), the estimated profitability to Alkeon attributable to its relationship with the Company, and whether Alkeon had realized any economies of scale in its costs of providing services to the Company. The Board also considered that no changes were proposed to the Sub-Advisory Agreement, the terms of which had previously been reviewed and considered by the Board and were determined to be satisfactory.
In its deliberations, the Board considered the Company’s performance for the year ended December 31, 2025, particularly as compared against comparable peer registered funds and comparable benchmark indices. The Board further considered that the Company has been provided with high quality investment advice over a period of many years, as demonstrated by the historic investment performance of the Company since its inception, and the Company’s average annual return of 11.29% for the period from inception in May 1999 through December 31, 2025, exceeding the returns of each of the Company’s comparable benchmarks during that period. The Board also evaluated the investment performance of the Company relative to the investment performance of other similar investment funds managed by Alkeon. The Board found that performance met expectations. Based on its review, the Board concluded that the Company benefits from the services provided by Alkeon, including research and portfolio management services. The Board noted its overall satisfaction with the nature, scope and quality of services provided by Alkeon and concluded that the Company was receiving quality services from Alkeon under the Sub-Advisory Agreement. The indirect benefits received by Alkeon attributable to its relationship with the Company were also considered, and it was determined that, although the value of such benefits could not be readily quantified or assessed, any such benefits were not unreasonable or inappropriate.
With respect to the fees payable under the Sub-Advisory Agreement, the Board noted that, although the Company does not pay a fee to Alkeon under the Sub-Advisory Agreement, the Company pays an advisory fee computed at the annual rate of 0.40% of the Company’s net assets to the Adviser pursuant to its Investment Advisory Agreement with the Adviser, out of which a fee computed at the annual rate of 0.30% of the Company’s net assets is paid to Alkeon pursuant to the Sub-Advisory Agreement. In addition, the Board noted that each Member’s capital account is subject to a performance-based incentive allocation pursuant to which 20% of the Company’s net profits otherwise allocable to the Member are allocated to an affiliate of the Adviser (subject to a highwater mark), and that (through its ownership of interests in the Adviser and this affiliate), Alkeon shares in the revenues of the Adviser and its affiliate attributable to the Company.
As previously noted with respect to the continuances of the Company’s agreements with the Adviser, the Board concluded that the asset-based fees paid to the Adviser are generally higher than those of the private investment funds in the performance peer group, but noted that the Company is a registered fund and that its asset-based fees are similar to those of registered funds considered as peers for fee and expense comparison purposes (albeit at the high end of the range). The Board also noted that the overall fee structure for the Company is similar to the fee structures of other Alkeon-affiliated funds, including another registered fund with an investment program similar to that of the Company and a number of Alkeon’s private investment funds.

Advantage Advisers Xanthus Fund, L.L.C.

Supplemental Information (Unaudited) (concluded)

IV.   Approval of Sub-Advisory Agreement (continued)
Consideration was also given to the costs of the services provided by Alkeon and an estimate of the profits that are realized by Alkeon from its relationship with the Company (including the fees it is paid under the Sub-Advisory Agreement and its share of the revenues of the Adviser and the Adviser’s affiliate). The extent to which economies of scale in costs of providing services would be realized by Alkeon as the Company grows and whether the fee payable to Alkeon pursuant to the Sub-Advisory Agreement adequately reflects these economies of scale for the benefit of Members were also considered. The Board determined that, in light of the nature, quality and scope of the services provided by Alkeon, the costs of those services and the fees paid by similar funds, the estimated profitability of Alkeon is not so disproportionately large that it bears no reasonable relationship to the services that it provides.
Based upon consideration of these matters, the Board concluded that it would be in the best interest of the Company to approve the renewal of the Sub-Advisory Agreement.
No single factor was determinative to the conclusions of the Board. Each Independent Manager considered various factors and different Independent Managers weighed the factors differently. Based on the determinations and considerations described above, and such other matters as were deemed relevant, the Independent Managers concluded that the fees received by Alkeon under the Sub-Advisory Agreement are fair and reasonable in light of the quality of services provided, and as a result, the renewal and continuance of the Sub-Advisory Agreement for an additional annual period is in the best interests of the Company.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1(a) of this form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)	Not applicable.

(b)	Not applicable.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

The basis for the approval of the investment advisory contract and sub-advisory contract is included as part of the report to shareholders filed under Item 1(a) of this form.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

There has been no change, as of the date of this filing, in any of the portfolio managers identified in response to paragraph (a)(1) of this Item in the registrant’s most recently filed annual report on Form N-CSR.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of managers, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)	Not applicable.

(b)	Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4)	There were no written solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.

(a)(5)	There was no change in the Registrant’s independent public accountant during the period covered by the report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Advantage Advisers Xanthus Fund, L.L.C.

By (Signature and Title)	/s/ Bryan McKigney
Bryan McKigney, Principal Executive Officer
(Principal Executive Officer)

Date:	September 2, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Bryan McKigney
Bryan McKigney, Principal Executive Officer
(Principal Executive Officer)

Date:	September 2, 2026

By (Signature and Title)	/s/ Vineet Bhalla
Vineet Bhalla, Chief Financial Officer
(Principal Financial Officer)

Date:	September 2, 2026